Performance Management - Prospectus Summary	Oct. 31, 2025
U.S. Large Cap Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	U.S. Large Cap Equity Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - U.S. Large Cap Equity Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index | Average Annual Return, Label [Optional Text]	Russell 1000® Index
Russell 1000® Index | Average Annual Return, Percent		17.37%	13.59%	14.59%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		16.77%	13.62%	14.35%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		16.47%	12.77%	13.68%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		10.10%	10.70%	11.89%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
U.S. Large Cap Equity Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	21.60%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(21.51%)
Lowest Quarterly Return, Date	Mar. 31, 2020
U.S. SMALL CAP VALUE PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	U.S. Small Cap Value Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - U.S. SMALL CAP VALUE PORTFOLIO		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2000® Value Index | Average Annual Return, Label [Optional Text]	Russell 2000® Value Index
Russell 2000® Value Index | Average Annual Return, Percent		12.59%	8.88%	9.27%
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		8.38%	13.76%	10.38%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		7.92%	12.49%	9.19%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		5.25%	10.79%	8.21%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
U.S. SMALL CAP VALUE PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	32.66%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(39.02%)
Lowest Quarterly Return, Date	Mar. 31, 2020
U.S. Targeted Value Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	U.S. Targeted Value Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - U.S. Targeted Value Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2000® Value Index | Average Annual Return, Label [Optional Text]	Russell 2000® Value Index
Russell 2000® Value Index | Average Annual Return, Percent		12.59%	8.88%	9.27%
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		9.55%	13.60%	10.81%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		9.08%	12.59%	9.75%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		5.94%	10.70%	8.60%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
U.S. Targeted Value Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	32.77%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(39.19%)
Lowest Quarterly Return, Date	Mar. 31, 2020
U.S. CORE EQUITY 1 PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	U.S. Core Equity 1 Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - U.S. CORE EQUITY 1 PORTFOLIO		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		16.00%	13.41%	13.79%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		15.69%	12.79%	13.16%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		9.66%	10.60%	11.38%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
U.S. CORE EQUITY 1 PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	22.16%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(24.35%)
Lowest Quarterly Return, Date	Mar. 31, 2020
U.S. CORE EQUITY 2 PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	U.S. Core Equity 2 Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - U.S. CORE EQUITY 2 PORTFOLIO		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		15.99%	13.38%	13.39%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		15.67%	12.67%	12.69%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		9.66%	10.55%	11.00%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
U.S. CORE EQUITY 2 PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	22.39%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(25.55%)
Lowest Quarterly Return, Date	Mar. 31, 2020
U.S. VECTOR EQUITY PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	U.S. Vector Equity Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - U.S. VECTOR EQUITY PORTFOLIO		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		14.04%	12.33%	11.30%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		13.69%	11.36%	10.37%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		8.52%	9.64%	9.08%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
U.S. VECTOR EQUITY PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	24.23%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(31.99%)
Lowest Quarterly Return, Date	Mar. 31, 2020
U.S. SMALL CAP PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	U.S. Small Cap Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - U.S. SMALL CAP PORTFOLIO		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2000® Index | Average Annual Return, Label [Optional Text]	Russell 2000® Index
Russell 2000® Index | Average Annual Return, Percent		12.81%	6.09%	9.62%
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		8.07%	9.87%	10.00%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		7.78%	9.03%	9.10%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		4.96%	7.68%	7.97%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
U.S. SMALL CAP PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	28.70%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(32.73%)
Lowest Quarterly Return, Date	Mar. 31, 2020
U.S. MICRO CAP PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	U.S. Micro Cap Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - U.S. MICRO CAP PORTFOLIO		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2000® Index | Average Annual Return, Label [Optional Text]	Russell 2000® Index
Russell 2000® Index | Average Annual Return, Percent		12.81%	6.09%	9.62%
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		9.66%	10.97%	10.33%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		9.37%	9.93%	9.31%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		5.90%	8.54%	8.24%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
U.S. MICRO CAP PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	30.59%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(34.75%)
Lowest Quarterly Return, Date	Mar. 31, 2020
U.S. High Relative Profitability Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	U.S. High Relative Profitability Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - U.S. High Relative Profitability Portfolio		12 Months Ended	60 Months Ended	104 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index | Average Annual Return, Label [Optional Text]	Russell 1000® Index
Russell 1000® Index | Average Annual Return, Percent		17.37%	13.59%	14.55%	[1]
Russell 1000® Index | Performance Inception Date				May 16, 2017
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		12.81%	12.60%	14.48%	[1]
Institutional Class | Performance Inception Date				May 16, 2017
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		12.51%	12.03%	13.97%	[1]
Institutional Class | After Taxes on Distributions | Performance Inception Date				May 16, 2017
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		7.77%	9.95%	11.95%	[1]
Institutional Class | After Taxes on Distributions and Sales | Performance Inception Date				May 16, 2017
[1]	Since inception May 16, 2017.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
U.S. High Relative Profitability Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	19.66%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(17.26%)
Lowest Quarterly Return, Date	Mar. 31, 2020
DFA REAL ESTATE SECURITIES PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	DFA Real Estate Securities Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DFA REAL ESTATE SECURITIES PORTFOLIO		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Dow Jones U.S. Select REIT Index | Average Annual Return, Label [Optional Text]	Dow Jones U.S. Select REIT Index
Dow Jones U.S. Select REIT Index | Average Annual Return, Percent		3.67%	6.65%	4.81%
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		1.51%	4.86%	5.54%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		0.58%	3.70%	4.25%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		1.11%	3.47%	3.90%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DFA REAL ESTATE SECURITIES PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	17.88%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(23.06%)
Lowest Quarterly Return, Date	Mar. 31, 2020
U.S. Large Cap Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	U.S. Large Cap Growth Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - U.S. Large Cap Growth Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Growth Index | Average Annual Return, Label [Optional Text]	Russell 1000® Growth Index
Russell 1000® Growth Index | Average Annual Return, Percent		18.56%	15.32%	18.13%
Russell 1000® Index | Average Annual Return, Label [Optional Text]	Russell 1000® Index
Russell 1000® Index | Average Annual Return, Percent		17.37%	13.59%	14.59%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		12.62%	13.29%	15.01%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		12.37%	12.28%	14.17%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		7.63%	10.38%	12.41%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
U.S. Large Cap Growth Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	21.45%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(16.69%)
Lowest Quarterly Return, Date	Mar. 31, 2020
U.S. Small Cap Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	U.S. Small Cap Growth Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - U.S. Small Cap Growth Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2000® Growth Index | Average Annual Return, Label [Optional Text]	Russell 2000® Growth Index
Russell 2000® Growth Index | Average Annual Return, Percent		13.01%	3.18%	9.57%
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		5.95%	8.65%	10.53%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		5.79%	7.96%	9.90%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		3.62%	6.71%	8.54%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
U.S. Small Cap Growth Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	27.16%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(30.33%)
Lowest Quarterly Return, Date	Mar. 31, 2020
U.S. Large Cap Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized returns of the Institutional Class shares of the Portfolio for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year.
Bar Chart [Heading]	U.S. Large Cap Equity Portfolio Institutional Class Shares1 —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - U.S. Large Cap Equity Portfolio			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index | Average Annual Return, Label [Optional Text]	[1]	Russell 1000® Index
Russell 1000® Index | Average Annual Return, Percent	[1]		17.37%	13.59%	14.59%
Institutional Class | Average Annual Return, Label [Optional Text]	[1]	Return Before Taxes
Institutional Class | Average Annual Return, Percent	[1]		16.77%	13.62%	14.35%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent	[1]		16.47%	12.77%	13.68%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent	[1]		10.10%	10.70%	11.89%
[1]

As of December 31, 2025, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)	[1]
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
U.S. Large Cap Equity Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	21.60%	[1]
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(21.51%)	[1]
Lowest Quarterly Return, Date	Mar. 31, 2020
U.S. SMALL CAP VALUE PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized returns of the Institutional Class shares of the Portfolio for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year.
Bar Chart [Heading]	U.S. Small Cap Value Portfolio Institutional Class Shares1 —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - U.S. SMALL CAP VALUE PORTFOLIO			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2000® Value Index | Average Annual Return, Label [Optional Text]	[1]	Russell 2000® Value Index
Russell 2000® Value Index | Average Annual Return, Percent	[1]		12.59%	8.88%	9.27%
Russell 3000® Index | Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Institutional Class | Average Annual Return, Label [Optional Text]	[1]	Return Before Taxes
Institutional Class | Average Annual Return, Percent	[1]		8.38%	13.76%	10.38%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent	[1]		7.92%	12.49%	9.19%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent	[1]		5.25%	10.79%	8.21%
[1]

As of December 31, 2025, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)	[2]
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
U.S. SMALL CAP VALUE PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	32.66%	[2]
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(39.02%)	[2]
Lowest Quarterly Return, Date	Mar. 31, 2020
U.S. Targeted Value Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized returns of the Institutional Class shares of the Portfolio for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year.
Bar Chart [Heading]	U.S. Targeted Value Portfolio Institutional Class Shares1 —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - U.S. Targeted Value Portfolio			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2000® Value Index | Average Annual Return, Label [Optional Text]	[1]	Russell 2000® Value Index
Russell 2000® Value Index | Average Annual Return, Percent	[1]		12.59%	8.88%	9.27%
Russell 3000® Index | Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Institutional Class | Average Annual Return, Label [Optional Text]	[1]	Return Before Taxes
Institutional Class | Average Annual Return, Percent	[1]		9.55%	13.60%	10.81%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent	[1]		9.08%	12.59%	9.75%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent	[1]		5.94%	10.70%	8.60%
[1]

As of December 31, 2025, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)	[3]
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
U.S. Targeted Value Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	32.77%	[3]
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(39.19%)	[3]
Lowest Quarterly Return, Date	Mar. 31, 2020
U.S. CORE EQUITY 1 PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized returns of the Institutional Class shares of the Portfolio for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year.
Bar Chart [Heading]	U.S. Core Equity 1 Portfolio Institutional Class Shares1 —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - U.S. CORE EQUITY 1 PORTFOLIO			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Institutional Class | Average Annual Return, Label [Optional Text]	[1]	Return Before Taxes
Institutional Class | Average Annual Return, Percent	[1]		16.00%	13.41%	13.79%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent	[1]		15.69%	12.79%	13.16%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent	[1]		9.66%	10.60%	11.38%
[1]

As of December 31, 2025, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)	[4]
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
U.S. CORE EQUITY 1 PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	22.16%	[4]
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(24.35%)	[4]
Lowest Quarterly Return, Date	Mar. 31, 2020
U.S. CORE EQUITY 2 PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized returns of the Institutional Class shares of the Portfolio for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year.
Bar Chart [Heading]	U.S. Core Equity 2 Portfolio Institutional Class Shares1 —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - U.S. CORE EQUITY 2 PORTFOLIO			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Institutional Class | Average Annual Return, Label [Optional Text]	[1]	Return Before Taxes
Institutional Class | Average Annual Return, Percent	[1]		15.99%	13.38%	13.39%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent	[1]		15.67%	12.67%	12.69%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent	[1]		9.66%	10.55%	11.00%
[1]

As of December 31, 2025, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)	[5]
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
U.S. CORE EQUITY 2 PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	22.39%	[5]
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(25.55%)	[5]
Lowest Quarterly Return, Date	Mar. 31, 2020
U.S. VECTOR EQUITY PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized returns of the Institutional Class shares of the Portfolio for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year.
Bar Chart [Heading]	U.S. Vector Equity Portfolio Institutional Class Shares1 —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - U.S. VECTOR EQUITY PORTFOLIO			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Institutional Class | Average Annual Return, Label [Optional Text]	[1]	Return Before Taxes
Institutional Class | Average Annual Return, Percent	[1]		14.04%	12.33%	11.30%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent	[1]		13.69%	11.36%	10.37%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent	[1]		8.52%	9.64%	9.08%
[1]

As of December 31, 2025, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)	[6]
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
U.S. VECTOR EQUITY PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	24.23%	[6]
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(31.99%)	[6]
Lowest Quarterly Return, Date	Mar. 31, 2020
U.S. SMALL CAP PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized returns of the Institutional Class shares of the Portfolio for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year.
Bar Chart [Heading]	U.S. Small Cap Portfolio Institutional Class Shares1 —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - U.S. SMALL CAP PORTFOLIO			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2000® Index | Average Annual Return, Label [Optional Text]	[1]	Russell 2000® Index
Russell 2000® Index | Average Annual Return, Percent	[1]		12.81%	6.09%	9.62%
Russell 3000® Index | Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Institutional Class | Average Annual Return, Label [Optional Text]	[1]	Return Before Taxes
Institutional Class | Average Annual Return, Percent	[1]		8.07%	9.87%	10.00%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent	[1]		7.78%	9.03%	9.10%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent	[1]		4.96%	7.68%	7.97%
[1]

As of December 31, 2025, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)	[7]
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
U.S. SMALL CAP PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	28.70%	[7]
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(32.73%)	[7]
Lowest Quarterly Return, Date	Mar. 31, 2020
U.S. MICRO CAP PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized returns of the Institutional Class shares of the Portfolio for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year.
Bar Chart [Heading]	U.S. Micro Cap Portfolio Institutional Class Shares1 —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - U.S. MICRO CAP PORTFOLIO			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2000® Index | Average Annual Return, Label [Optional Text]	[1]	Russell 2000® Index
Russell 2000® Index | Average Annual Return, Percent	[1]		12.81%	6.09%	9.62%
Russell 3000® Index | Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Institutional Class | Average Annual Return, Label [Optional Text]	[1]	Return Before Taxes
Institutional Class | Average Annual Return, Percent	[1]		9.66%	10.97%	10.33%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent	[1]		9.37%	9.93%	9.31%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent	[1]		5.90%	8.54%	8.24%
[1]

As of December 31, 2025, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)	[8]
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
U.S. MICRO CAP PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	30.59%	[8]
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(34.75%)	[8]
Lowest Quarterly Return, Date	Mar. 31, 2020
U.S. High Relative Profitability Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized returns of the Institutional Class shares of the Portfolio for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year.
Bar Chart [Heading]	U.S. High Relative Profitability Portfolio Institutional Class Shares1 —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - U.S. High Relative Profitability Portfolio			12 Months Ended	60 Months Ended	104 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index | Average Annual Return, Label [Optional Text]	[1]	Russell 1000® Index
Russell 1000® Index | Average Annual Return, Percent	[1]		17.37%	13.59%	14.55%	[2]
Russell 1000® Index | Performance Inception Date					May 16, 2017
Institutional Class | Average Annual Return, Label [Optional Text]	[1]	Return Before Taxes
Institutional Class | Average Annual Return, Percent	[1]		12.81%	12.60%	14.48%	[2]
Institutional Class | Performance Inception Date					May 16, 2017
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent	[1]		12.51%	12.03%	13.97%	[2]
Institutional Class | After Taxes on Distributions | Performance Inception Date					May 16, 2017
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent	[1]		7.77%	9.95%	11.95%	[2]
Institutional Class | After Taxes on Distributions and Sales | Performance Inception Date					May 16, 2017
[1]

As of December 31, 2025, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

[2]	Since inception May 16, 2017.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)	[9]
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
U.S. High Relative Profitability Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	19.66%	[9]
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(17.26%)	[9]
Lowest Quarterly Return, Date	Mar. 31, 2020
DFA REAL ESTATE SECURITIES PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized returns of the Institutional Class shares of the Portfolio for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year.
Bar Chart [Heading]	DFA Real Estate Securities Portfolio Institutional Class Shares1 —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DFA REAL ESTATE SECURITIES PORTFOLIO			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Dow Jones U.S. Select REIT Index | Average Annual Return, Label [Optional Text]	[1]	Dow Jones U.S. Select REIT Index
Dow Jones U.S. Select REIT Index | Average Annual Return, Percent	[1]		3.67%	6.65%	4.81%
Russell 3000® Index | Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Institutional Class | Average Annual Return, Label [Optional Text]	[1]	Return Before Taxes
Institutional Class | Average Annual Return, Percent	[1]		1.51%	4.86%	5.54%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent	[1]		0.58%	3.70%	4.25%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent	[1]		1.11%	3.47%	3.90%
[1]

As of December 31, 2025, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)	[10]
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DFA REAL ESTATE SECURITIES PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	17.88%	[10]
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(23.06%)	[10]
Lowest Quarterly Return, Date	Mar. 31, 2020
U.S. Large Cap Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized returns of the Institutional Class shares of the Portfolio for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year.
Bar Chart [Heading]	U.S. Large Cap Growth Portfolio Institutional Class Shares1 —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - U.S. Large Cap Growth Portfolio			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Growth Index | Average Annual Return, Label [Optional Text]	[1]	Russell 1000® Growth Index
Russell 1000® Growth Index | Average Annual Return, Percent	[1]		18.56%	15.32%	18.13%
Russell 1000® Index | Average Annual Return, Label [Optional Text]	[1]	Russell 1000® Index
Russell 1000® Index | Average Annual Return, Percent	[1]		17.37%	13.59%	14.59%
Institutional Class | Average Annual Return, Label [Optional Text]	[1]	Return Before Taxes
Institutional Class | Average Annual Return, Percent	[1]		12.62%	13.29%	15.01%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent	[1]		12.37%	12.28%	14.17%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent	[1]		7.63%	10.38%	12.41%
[1]

As of December 31, 2025, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)	[11]
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
U.S. Large Cap Growth Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	21.45%	[11]
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(16.69%)	[11]
Lowest Quarterly Return, Date	Mar. 31, 2020
U.S. Small Cap Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized returns of the Institutional Class shares of the Portfolio for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year.
Bar Chart [Heading]	U.S. Small Cap Growth Portfolio Institutional Class Shares1 —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - U.S. Small Cap Growth Portfolio			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2000® Growth Index | Average Annual Return, Label [Optional Text]	[1]	Russell 2000® Growth Index
Russell 2000® Growth Index | Average Annual Return, Percent	[1]		13.01%	3.18%	9.57%
Russell 3000® Index | Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Institutional Class | Average Annual Return, Label [Optional Text]	[1]	Return Before Taxes
Institutional Class | Average Annual Return, Percent	[1]		5.95%	8.65%	10.53%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent	[1]		5.79%	7.96%	9.90%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	[1]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent	[1]		3.62%	6.71%	8.54%
[1]

As of December 31, 2025, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)	[12]
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
U.S. Small Cap Growth Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	27.16%	[12]
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(30.33%)	[12]
Lowest Quarterly Return, Date	Mar. 31, 2020
ENHANCED U.S. LARGE COMPANY PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Enhanced U.S. Large Company Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - ENHANCED U.S. LARGE COMPANY PORTFOLIO			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index1 | Average Annual Return, Label [Optional Text]	[1]	S&P 500® Index1
S&P 500® Index1 | Average Annual Return, Percent			17.88%	14.42%	14.82%
Institutional Class | Average Annual Return, Label [Optional Text]		Return Before Taxes
Institutional Class | Average Annual Return, Percent			17.38%	12.85%	14.04%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent			11.18%	8.66%	10.35%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent			11.64%	8.59%	9.95%
[1]	Copyright® 2025 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
ENHANCED U.S. LARGE COMPANY PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	22.61%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(21.18%)
Lowest Quarterly Return, Date	Mar. 31, 2020
U.S. LARGE CAP VALUE PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	U.S. Large Cap Value Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - U.S. LARGE CAP VALUE PORTFOLIO		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Value Index | Average Annual Return, Label [Optional Text]	Russell 1000® Value Index
Russell 1000® Value Index | Average Annual Return, Percent		15.91%	11.33%	10.53%
Russell 1000® Index | Average Annual Return, Label [Optional Text]	Russell 1000® Index
Russell 1000® Index | Average Annual Return, Percent		17.37%	13.59%	14.59%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		16.36%	12.03%	10.64%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		15.85%	11.17%	9.58%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		10.00%	9.43%	8.46%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
U.S. LARGE CAP VALUE PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	18.52%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(31.52%)
Lowest Quarterly Return, Date	Mar. 31, 2020
LARGE CAP INTERNATIONAL PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Large Cap International Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - LARGE CAP INTERNATIONAL PORTFOLIO		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World ex USA Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI World ex USA Index (net dividends)
MSCI World ex USA Index (net dividends) | Average Annual Return, Percent		31.85%	9.46%	8.55%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		33.91%	10.12%	9.02%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		32.86%	9.33%	8.29%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		20.70%	7.88%	7.20%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
LARGE CAP INTERNATIONAL PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	17.27%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(24.43%)
Lowest Quarterly Return, Date	Mar. 31, 2020
International Core Equity 2 Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	International Core Equity 2 Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - International Core Equity 2 Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World ex USA Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI World ex USA Index (net dividends)
MSCI World ex USA Index (net dividends) | Average Annual Return, Percent		31.85%	9.46%	8.55%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		36.15%	10.38%	9.12%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		35.03%	9.56%	8.38%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		22.06%	8.08%	7.27%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
International Core Equity 2 Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	18.70%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(27.64%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Global Small Company Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Global Small Company Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Global Small Company Portfolio		12 Months Ended	60 Months Ended	107 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Small Cap Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI All Country World Small Cap Index (net dividends)
MSCI All Country World Small Cap Index (net dividends) | Average Annual Return, Percent		19.72%	7.29%	8.91%	[1]
MSCI All Country World Small Cap Index (net dividends) | Performance Inception Date				Jan. 18, 2017
MSCI All Country World IMI Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI All Country World IMI Index (net dividends)
MSCI All Country World IMI Index (net dividends) | Average Annual Return, Percent		22.06%	10.75%	11.59%	[1]
MSCI All Country World IMI Index (net dividends) | Performance Inception Date				Jan. 18, 2017
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		15.76%	9.11%	8.61%	[1]
Institutional Class | Performance Inception Date				Jan. 18, 2017
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		15.30%	8.52%	8.10%	[1]
Institutional Class | After Taxes on Distributions | Performance Inception Date				Jan. 18, 2017
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		9.64%	7.14%	6.89%	[1]
Institutional Class | After Taxes on Distributions and Sales | Performance Inception Date				Jan. 18, 2017
[1]	Since inception January 18, 2017.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Global Small Company Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	24.12%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(31.85%)
Lowest Quarterly Return, Date	Mar. 31, 2020
INTERNATIONAL SMALL COMPANY PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	International Small Company Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - INTERNATIONAL SMALL COMPANY PORTFOLIO		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World ex USA Small Cap Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI World ex USA Small Cap Index (net dividends)
MSCI World ex USA Small Cap Index (net dividends) | Average Annual Return, Percent		34.07%	6.49%	8.05%
MSCI World ex USA Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI World ex USA Index (net dividends)
MSCI World ex USA Index (net dividends) | Average Annual Return, Percent		31.85%	9.46%	8.55%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		36.33%	8.92%	8.73%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		35.16%	7.93%	7.61%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		22.09%	6.84%	6.79%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
INTERNATIONAL SMALL COMPANY PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	21.00%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(30.21%)
Lowest Quarterly Return, Date	Mar. 31, 2020
JAPANESE SMALL COMPANY PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Japanese Small Company Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - JAPANESE SMALL COMPANY PORTFOLIO		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Japan Small Cap Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI Japan Small Cap Index (net dividends)
MSCI Japan Small Cap Index (net dividends) | Average Annual Return, Percent		28.70%	5.52%	7.02%
MSCI Japan Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI Japan Index (net dividends)
MSCI Japan Index (net dividends) | Average Annual Return, Percent		24.60%	6.60%	7.62%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		31.56%	7.21%	7.56%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		30.38%	6.06%	6.55%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		19.31%	5.43%	5.91%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
JAPANESE SMALL COMPANY PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	13.25%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(20.45%)
Lowest Quarterly Return, Date	Mar. 31, 2020
ASIA PACIFIC SMALL COMPANY PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Asia Pacific Small Company Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - ASIA PACIFIC SMALL COMPANY PORTFOLIO		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Pacific ex Japan Small Cap Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI Pacific ex Japan Small Cap Index (net dividends)
MSCI Pacific ex Japan Small Cap Index (net dividends) | Average Annual Return, Percent		29.33%	4.62%	7.23%
MSCI Pacific ex Japan Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI Pacific ex Japan Index (net dividends)
MSCI Pacific ex Japan Index (net dividends) | Average Annual Return, Percent		20.62%	5.74%	7.34%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		34.75%	5.57%	7.05%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		32.54%	3.44%	5.31%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		20.95%	3.70%	5.03%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
ASIA PACIFIC SMALL COMPANY PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	28.75%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(31.85%)
Lowest Quarterly Return, Date	Mar. 31, 2020
UNITED KINGDOM SMALL COMPANY PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	United Kingdom Small Company Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - UNITED KINGDOM SMALL COMPANY PORTFOLIO		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI United Kingdom Small Cap Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI United Kingdom Small Cap Index (net dividends)
MSCI United Kingdom Small Cap Index (net dividends) | Average Annual Return, Percent		24.66%	3.55%	4.14%
MSCI United Kingdom Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI United Kingdom Index (net dividends)
MSCI United Kingdom Index (net dividends) | Average Annual Return, Percent		35.11%	13.33%	7.83%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		21.45%	5.60%	4.67%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		20.04%	4.60%	3.22%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		13.31%	4.17%	3.31%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
UNITED KINGDOM SMALL COMPANY PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	28.40%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(39.22%)
Lowest Quarterly Return, Date	Mar. 31, 2020
CONTINENTAL SMALL COMPANY PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Continental Small Company Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - CONTINENTAL SMALL COMPANY PORTFOLIO		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Europe ex UK Small Cap Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI Europe ex UK Small Cap Index (net dividends)
MSCI Europe ex UK Small Cap Index (net dividends) | Average Annual Return, Percent		35.27%	5.61%	8.54%
MSCI Europe ex UK Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI Europe ex UK Index (net dividends)
MSCI Europe ex UK Index (net dividends) | Average Annual Return, Percent		35.52%	9.40%	8.79%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		37.56%	8.70%	9.71%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		36.65%	8.01%	9.03%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		23.00%	6.89%	7.90%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
CONTINENTAL SMALL COMPANY PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	22.55%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(29.78%)
Lowest Quarterly Return, Date	Mar. 31, 2020
DFA International Real Estate Securities Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	DFA International Real Estate Securities Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DFA International Real Estate Securities Portfolio			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Global ex US REIT Index (net dividends)1 | Average Annual Return, Label [Optional Text]	[1]	S&P Global ex US REIT Index (net dividends)1
S&P Global ex US REIT Index (net dividends)1 | Average Annual Return, Percent			24.29%	1.09%	2.62%
MSCI All Country World ex USA IMI Index (net dividends) | Average Annual Return, Label [Optional Text]		MSCI All Country World ex USA IMI Index (net dividends)
MSCI All Country World ex USA IMI Index (net dividends) | Average Annual Return, Percent			31.96%	7.77%	8.37%
Institutional Class | Average Annual Return, Label [Optional Text]		Return Before Taxes
Institutional Class | Average Annual Return, Percent			24.63%	1.50%	2.98%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent			22.13%	(0.05%)	1.08%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent			15.29%	0.73%	1.67%
[1]	Copyright® 2025 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DFA International Real Estate Securities Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	16.00%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(32.87%)
Lowest Quarterly Return, Date	Mar. 31, 2020
DFA Global Real Estate Securities Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	DFA Global Real Estate Securities Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DFA Global Real Estate Securities Portfolio			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Global REIT Index (net dividends)1 | Average Annual Return, Label [Optional Text]	[1]	S&P Global REIT Index (net dividends)1
S&P Global REIT Index (net dividends)1 | Average Annual Return, Percent			7.67%	3.92%	3.79%
MSCI All Country World IMI Index (net dividends) | Average Annual Return, Label [Optional Text]		MSCI All Country World IMI Index (net dividends)
MSCI All Country World IMI Index (net dividends) | Average Annual Return, Percent			22.06%	10.75%	11.45%
Institutional Class | Average Annual Return, Label [Optional Text]		Return Before Taxes
Institutional Class | Average Annual Return, Percent			7.89%	3.72%	4.67%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent			6.46%	2.41%	3.17%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent			4.97%	2.54%	3.15%
[1]	Copyright® 2025 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DFA Global Real Estate Securities Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	17.14%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(26.63%)
Lowest Quarterly Return, Date	Mar. 31, 2020
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	DFA International Small Cap Value Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World ex USA Small Value Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI World ex USA Small Value Index (net dividends)
MSCI World ex USA Small Value Index (net dividends) | Average Annual Return, Percent		38.55%	9.77%	8.50%
MSCI World ex USA Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI World ex USA Index (net dividends)
MSCI World ex USA Index (net dividends) | Average Annual Return, Percent		31.85%	9.46%	8.55%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		52.07%	15.06%	10.06%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		49.37%	13.94%	8.95%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		32.39%	11.91%	7.94%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	19.81%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(33.70%)
Lowest Quarterly Return, Date	Mar. 31, 2020
International Vector Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	International Vector Equity Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - International Vector Equity Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World ex USA Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI World ex USA Index (net dividends)
MSCI World ex USA Index (net dividends) | Average Annual Return, Percent		31.85%	9.46%	8.55%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		38.27%	11.23%	9.32%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		37.19%	10.33%	8.45%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		23.38%	8.76%	7.40%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
International Vector Equity Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	19.65%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(30.27%)
Lowest Quarterly Return, Date	Mar. 31, 2020
International High Relative Profitability Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	International High Relative Profitability Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - International High Relative Profitability Portfolio		12 Months Ended	60 Months Ended	104 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World ex USA Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI World ex USA Index (net dividends)
MSCI World ex USA Index (net dividends) | Average Annual Return, Percent		31.85%	9.46%	8.14%	[1]
MSCI World ex USA Index (net dividends) | Performance Inception Date				May 16, 2017
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		27.02%	7.26%	7.71%	[1]
Institutional Class | Performance Inception Date				May 16, 2017
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		26.20%	6.62%	7.18%	[1]
Institutional Class | After Taxes on Distributions | Performance Inception Date				May 16, 2017
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		16.60%	5.65%	6.17%	[1]
Institutional Class | After Taxes on Distributions and Sales | Performance Inception Date				May 16, 2017
[1]	Since inception May 16, 2017.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
International High Relative Profitability Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	18.60%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(21.51%)
Lowest Quarterly Return, Date	Mar. 31, 2020
World ex U.S. Value Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	World ex U.S. Value Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - World ex U.S. Value Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World ex USA IMI Value Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI All Country World ex USA IMI Value Index (net dividends)
MSCI All Country World ex USA IMI Value Index (net dividends) | Average Annual Return, Percent		38.51%	11.55%	8.73%
MSCI All Country World ex USA IMI Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI All Country World ex USA IMI Index (net dividends)
MSCI All Country World ex USA IMI Index (net dividends) | Average Annual Return, Percent		31.96%	7.77%	8.37%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		40.49%	13.87%	9.95%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		39.03%	12.79%	8.97%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		24.66%	10.87%	7.87%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
World ex U.S. Value Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	21.68%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(32.09%)
Lowest Quarterly Return, Date	Mar. 31, 2020
World ex U.S. Core Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	World ex U.S. Core Equity Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - World ex U.S. Core Equity Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World ex USA IMI Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI All Country World ex USA IMI Index (net dividends)
MSCI All Country World ex USA IMI Index (net dividends) | Average Annual Return, Percent		31.96%	7.77%	8.37%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		33.75%	9.52%	9.04%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		32.63%	8.66%	8.28%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		20.60%	7.34%	7.18%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
World ex U.S. Core Equity Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	19.54%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(28.06%)
Lowest Quarterly Return, Date	Mar. 31, 2020
World Core Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	World Core Equity Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - World Core Equity Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World IMI Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI All Country World IMI Index (net dividends)
MSCI All Country World IMI Index (net dividends) | Average Annual Return, Percent		22.06%	10.75%	11.45%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		22.18%	11.66%	11.61%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		20.67%	10.71%	10.83%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		14.15%	9.12%	9.44%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
World Core Equity Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	20.88%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(25.82%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Selectively Hedged Global Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Selectively Hedged Global Equity Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Selectively Hedged Global Equity Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World IMI Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI All Country World IMI Index (net dividends)
MSCI All Country World IMI Index (net dividends) | Average Annual Return, Percent		22.06%	10.75%	11.45%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		21.42%	12.36%	11.85%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		20.53%	10.64%	10.56%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		13.32%	9.38%	9.40%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Selectively Hedged Global Equity Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	20.60%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(25.83%)
Lowest Quarterly Return, Date	Mar. 31, 2020
EMERGING MARKETS PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Emerging Markets Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - EMERGING MARKETS PORTFOLIO		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI Emerging Markets Index (net dividends)
MSCI Emerging Markets Index (net dividends) | Average Annual Return, Percent		33.57%	4.20%	8.42%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		33.57%	6.59%	9.17%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		32.72%	5.58%	8.39%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		20.42%	4.91%	7.30%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
EMERGING MARKETS PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	20.24%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(27.13%)
Lowest Quarterly Return, Date	Mar. 31, 2020
EMERGING MARKETS VALUE PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Emerging Markets Value Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - EMERGING MARKETS VALUE PORTFOLIO		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Value Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI Emerging Markets Value Index (net dividends)
MSCI Emerging Markets Value Index (net dividends) | Average Annual Return, Percent		32.74%	6.76%	7.96%
MSCI Emerging Markets Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI Emerging Markets Index (net dividends)
MSCI Emerging Markets Index (net dividends) | Average Annual Return, Percent		33.57%	4.20%	8.42%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		29.49%	9.95%	9.84%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		28.14%	8.79%	8.93%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		18.09%	7.59%	7.84%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
EMERGING MARKETS VALUE PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	20.97%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(31.89%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Emerging Markets Targeted Value Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Emerging Markets Targeted Value Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Emerging Markets Targeted Value Portfolio		12 Months Ended	60 Months Ended	86 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI Emerging Markets Index (net dividends)
MSCI Emerging Markets Index (net dividends) | Average Annual Return, Percent		33.57%	4.20%	7.92%	[1]
MSCI Emerging Markets Index (net dividends) | Performance Inception Date				Nov. 14, 2018
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		24.28%	8.72%	8.91%	[1]
Institutional Class | Performance Inception Date				Nov. 14, 2018
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		22.39%	6.99%	7.44%	[1]
Institutional Class | After Taxes on Distributions | Performance Inception Date				Nov. 14, 2018
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		14.90%	6.37%	6.67%	[1]
Institutional Class | After Taxes on Distributions and Sales | Performance Inception Date				Nov. 14, 2018
[1]	Since inception November 14, 2018.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Emerging Markets Targeted Value Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	23.88%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(33.64%)
Lowest Quarterly Return, Date	Mar. 31, 2020
EMERGING MARKETS SMALL CAP PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Emerging Markets Small Cap Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - EMERGING MARKETS SMALL CAP PORTFOLIO		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI Emerging Markets Index (net dividends)
MSCI Emerging Markets Index (net dividends) | Average Annual Return, Percent		33.57%	4.20%	8.42%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		19.00%	7.11%	8.59%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		17.79%	5.95%	7.34%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		11.84%	5.30%	6.56%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
EMERGING MARKETS SMALL CAP PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	26.52%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(31.56%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Emerging Markets Core Equity 2 Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Emerging Markets Core Equity 2 Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Emerging Markets Core Equity 2 Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI Emerging Markets Index (net dividends)
MSCI Emerging Markets Index (net dividends) | Average Annual Return, Percent		33.57%	4.20%	8.42%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		28.77%	7.14%	9.26%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		27.74%	6.17%	8.45%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		17.52%	5.29%	7.31%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Emerging Markets Core Equity 2 Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	21.25%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(28.31%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Emerging Markets ex China Core Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Emerging Markets ex China Core Equity Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Emerging Markets ex China Core Equity Portfolio		12 Months Ended	50 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets ex China Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI Emerging Markets ex China Index (net dividends)
MSCI Emerging Markets ex China Index (net dividends) | Average Annual Return, Percent		34.61%	7.31%	[1]
MSCI Emerging Markets ex China Index (net dividends) | Performance Inception Date			Nov. 15, 2021
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		27.85%	8.31%	[1]
Institutional Class | Performance Inception Date			Nov. 15, 2021
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		27.21%	7.56%	[1]
Institutional Class | After Taxes on Distributions | Performance Inception Date			Nov. 15, 2021
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		17.12%	6.33%	[1]
Institutional Class | After Taxes on Distributions and Sales | Performance Inception Date			Nov. 15, 2021
[1]	Since inception November 15, 2021.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Emerging Markets ex China Core Equity Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	15.50%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(17.08%)
Lowest Quarterly Return, Date	Jun. 30, 2022
DFA ONE-YEAR FIXED INCOME PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	DFA One-Year Fixed Income Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DFA ONE-YEAR FIXED INCOME PORTFOLIO			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofA US 3-Month Treasury Bill Index1 | Average Annual Return, Label [Optional Text]	[1]	ICE BofA US 3-Month Treasury Bill Index1
ICE BofA US 3-Month Treasury Bill Index1 | Average Annual Return, Percent			4.18%	3.17%	2.18%
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Institutional Class | Average Annual Return, Label [Optional Text]		Return Before Taxes
Institutional Class | Average Annual Return, Percent			4.39%	2.64%	1.98%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent			2.62%	1.51%	1.15%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent			2.58%	1.53%	1.16%
[1]

ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DFA ONE-YEAR FIXED INCOME PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	1.44%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(1.23%)
Lowest Quarterly Return, Date	Mar. 31, 2022
DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	DFA Two-Year Global Fixed Income Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE World Government Bond Index 1-2 Years (hedged to USD) | Average Annual Return, Label [Optional Text]	FTSE World Government Bond Index 1-2 Years (hedged to USD)
FTSE World Government Bond Index 1-2 Years (hedged to USD) | Average Annual Return, Percent		4.55%	2.43%	2.10%
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Label [Optional Text]	Bloomberg Global Aggregate Bond Index (hedged to USD)
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Percent		4.86%	0.34%	2.39%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		4.42%	2.30%	1.90%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		2.69%	1.19%	1.04%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		2.61%	1.28%	1.08%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	1.40%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(2.02%)
Lowest Quarterly Return, Date	Mar. 31, 2022
DFA Selectively Hedged Global Fixed Income Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	DFA Selectively Hedged Global Fixed Income Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DFA Selectively Hedged Global Fixed Income Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE World Government Bond Index 1-3 Years | Average Annual Return, Label [Optional Text]	FTSE World Government Bond Index 1-3 Years
FTSE World Government Bond Index 1-3 Years | Average Annual Return, Percent		7.95%	0.29%	1.30%
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Label [Optional Text]	Bloomberg Global Aggregate Bond Index (hedged to USD)
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Percent		4.86%	0.34%	2.39%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		4.84%	1.69%	2.32%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		3.09%	0.52%	1.36%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		2.86%	0.79%	1.37%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DFA Selectively Hedged Global Fixed Income Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	3.13%
Highest Quarterly Return, Date	Mar. 31, 2016
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(3.46%)
Lowest Quarterly Return, Date	Mar. 31, 2022
DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	DFA Five-Year Global Fixed Income Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE World Government Bond Index 1-5 Years (hedged to USD) | Average Annual Return, Label [Optional Text]	FTSE World Government Bond Index 1-5 Years (hedged to USD)
FTSE World Government Bond Index 1-5 Years (hedged to USD) | Average Annual Return, Percent		5.12%	1.80%	2.08%
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Label [Optional Text]	Bloomberg Global Aggregate Bond Index (hedged to USD)
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Percent		4.86%	0.34%	2.39%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		4.33%	1.30%	1.75%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		2.63%	0.11%	0.70%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		2.55%	0.47%	0.88%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	2.32%
Highest Quarterly Return, Date	Mar. 31, 2016
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(4.58%)
Lowest Quarterly Return, Date	Mar. 31, 2022
DFA International Government Fixed Income Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	DFA International Government Fixed Income Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DFA International Government Fixed Income Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE Non-USD World Government Bond Index (hedged to USD) | Average Annual Return, Label [Optional Text]	FTSE Non-USD World Government Bond Index (hedged to USD)
FTSE Non-USD World Government Bond Index (hedged to USD) | Average Annual Return, Percent		1.98%	(0.64%)	1.97%
Bloomberg Global Aggregate ex-USD Bond Index (hedged to USD) | Average Annual Return, Label [Optional Text]	Bloomberg Global Aggregate ex-USD Bond Index (hedged to USD)
Bloomberg Global Aggregate ex-USD Bond Index (hedged to USD) | Average Annual Return, Percent		2.80%	0.79%	2.58%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		3.15%	(2.28%)	1.47%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		2.20%	(3.17%)	0.37%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		1.86%	(2.07%)	0.70%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DFA International Government Fixed Income Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	8.44%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(7.40%)
Lowest Quarterly Return, Date	Jun. 30, 2022
DFA SHORT-TERM GOVERNMENT PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	DFA Short-Term Government Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DFA SHORT-TERM GOVERNMENT PORTFOLIO			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofA 1-5 Year US Treasury & Agency Index1 | Average Annual Return, Label [Optional Text]	[1]	ICE BofA 1-5 Year US Treasury & Agency Index1
ICE BofA 1-5 Year US Treasury & Agency Index1 | Average Annual Return, Percent			5.73%	1.35%	1.83%
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Institutional Class | Average Annual Return, Label [Optional Text]		Return Before Taxes
Institutional Class | Average Annual Return, Percent			4.15%	1.68%	1.39%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent			2.49%	0.50%	0.55%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent			2.44%	0.77%	0.70%
[1]

ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DFA SHORT-TERM GOVERNMENT PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	1.67%
Highest Quarterly Return, Date	Mar. 31, 2016
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(3.58%)
Lowest Quarterly Return, Date	Mar. 31, 2022
DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	DFA Intermediate Government Fixed Income Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Government Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Government Bond Index
Bloomberg U.S. Government Bond Index | Average Annual Return, Percent		6.31%	(0.94%)	1.38%
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		7.14%	(1.08%)	1.46%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		5.84%	(2.02%)	0.49%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		4.21%	(1.20%)	0.74%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	8.57%
Highest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(5.98%)
Lowest Quarterly Return, Date	Mar. 31, 2022
DFA Short-Term Extended Quality Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	DFA Short-Term Extended Quality Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DFA Short-Term Extended Quality Portfolio			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofA 1-5 Year US Corporate & Government Index1 | Average Annual Return, Label [Optional Text]	[1]	ICE BofA 1-5 Year US Corporate & Government Index1
ICE BofA 1-5 Year US Corporate & Government Index1 | Average Annual Return, Percent			6.06%	1.60%	2.19%
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Institutional Class | Average Annual Return, Label [Optional Text]		Return Before Taxes
Institutional Class | Average Annual Return, Percent			4.92%	1.92%	2.17%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent			3.13%	0.71%	1.16%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent			2.89%	0.94%	1.22%
[1]

ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DFA Short-Term Extended Quality Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	2.11%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(3.51%)
Lowest Quarterly Return, Date	Mar. 31, 2022
DFA Intermediate-Term Extended Quality Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	DFA Intermediate-Term Extended Quality Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DFA Intermediate-Term Extended Quality Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Credit Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Credit Bond Index
Bloomberg U.S. Credit Bond Index | Average Annual Return, Percent		7.83%	(0.05%)	3.15%
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		8.04%	(0.02%)	2.99%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		6.03%	(1.57%)	1.53%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		4.73%	(0.66%)	1.68%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DFA Intermediate-Term Extended Quality Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	8.77%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(7.79%)
Lowest Quarterly Return, Date	Mar. 31, 2022
DFA TARGETED CREDIT PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	DFA Targeted Credit Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DFA TARGETED CREDIT PORTFOLIO		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Credit Bond Index 1-5 Years (hedged to USD) | Average Annual Return, Label [Optional Text]	Bloomberg Global Aggregate Credit Bond Index 1-5 Years (hedged to USD)
Bloomberg Global Aggregate Credit Bond Index 1-5 Years (hedged to USD) | Average Annual Return, Percent		6.31%	2.35%	2.94%
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Label [Optional Text]	Bloomberg Global Aggregate Bond Index (hedged to USD)
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Percent		4.86%	0.34%	2.39%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		5.36%	1.75%	2.40%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		3.62%	0.58%	1.32%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		3.15%	0.83%	1.37%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DFA TARGETED CREDIT PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	4.15%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(4.69%)
Lowest Quarterly Return, Date	Mar. 31, 2022
DFA Global Core Plus Fixed Income Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	DFA Global Core Plus Fixed Income Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DFA Global Core Plus Fixed Income Portfolio		12 Months Ended	60 Months Ended	96 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Label [Optional Text]	Bloomberg Global Aggregate Bond Index (hedged to USD)
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Percent		4.86%	0.34%	2.17%	[1]
Bloomberg Global Aggregate Bond Index (hedged to USD) | Performance Inception Date				Jan. 11, 2018
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		6.11%	(0.07%)	2.37%	[1]
Institutional Class | Performance Inception Date				Jan. 11, 2018
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		4.32%	(1.44%)	1.00%	[1]
Institutional Class | After Taxes on Distributions | Performance Inception Date				Jan. 11, 2018
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		3.61%	(0.63%)	1.23%	[1]
Institutional Class | After Taxes on Distributions and Sales | Performance Inception Date				Jan. 11, 2018
[1]	Since inception January 11, 2018.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DFA Global Core Plus Fixed Income Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	7.73%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(7.39%)
Lowest Quarterly Return, Date	Jun. 30, 2022
DFA Investment Grade Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	DFA Investment Grade Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DFA Investment Grade Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		7.22%	(0.12%)	2.36%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		5.58%	(1.39%)	1.21%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		4.26%	(0.63%)	1.32%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DFA Investment Grade Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	6.35%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(6.35%)
Lowest Quarterly Return, Date	Mar. 31, 2022
DFA Diversified Fixed Income Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	DFA Diversified Fixed Income Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DFA Diversified Fixed Income Portfolio		12 Months Ended	60 Months Ended	113 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Government Bond Index Intermediate | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Government Bond Index Intermediate
Bloomberg U.S. Government Bond Index Intermediate | Average Annual Return, Percent		6.50%	0.64%	1.50%	[1]
Bloomberg U.S. Government Bond Index Intermediate | Performance Inception Date				Aug. 10, 2016
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	1.51%	[1]
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date				Aug. 10, 2016
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		6.34%	1.03%	1.77%	[1]
Institutional Class | Performance Inception Date				Aug. 10, 2016
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		4.77%	(0.18%)	0.76%	[1]
Institutional Class | After Taxes on Distributions | Performance Inception Date				Aug. 10, 2016
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		3.74%	0.27%	0.92%	[1]
Institutional Class | After Taxes on Distributions and Sales | Performance Inception Date				Aug. 10, 2016
[1]	Since inception August 10, 2016.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DFA Diversified Fixed Income Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	4.23%
Highest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(3.59%)
Lowest Quarterly Return, Date	Mar. 31, 2022
DFA LTIP PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	DFA LTIP Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DFA LTIP PORTFOLIO		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE U.S. Inflation-Linked Securities Index, 20+ Years | Average Annual Return, Label [Optional Text]	FTSE U.S. Inflation-Linked Securities Index, 20+ Years
FTSE U.S. Inflation-Linked Securities Index, 20+ Years | Average Annual Return, Percent		2.85%	(7.30%)	1.18%
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		1.54%	(9.64%)	0.11%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		(1.09%)	(11.98%)	(1.82%)
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		0.92%	(7.59%)	(0.41%)

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DFA LTIP PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	11.74%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(22.34%)
Lowest Quarterly Return, Date	Jun. 30, 2022
DFA Inflation-Protected Securities Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	DFA Inflation-Protected Securities Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DFA Inflation-Protected Securities Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. TIPS Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. TIPS Index
Bloomberg U.S. TIPS Index | Average Annual Return, Percent		7.01%	1.12%	3.09%
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		7.03%	1.01%	3.11%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		5.48%	(0.82%)	1.74%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		4.16%	(0.02%)	1.81%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DFA Inflation-Protected Securities Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	5.01%
Highest Quarterly Return, Date	Mar. 31, 2016
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(6.52%)
Lowest Quarterly Return, Date	Jun. 30, 2022
DFA Short-Duration Real Return Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	DFA Short-Duration Real Return Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DFA Short-Duration Real Return Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. TIPS 1-5 Years Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. TIPS 1-5 Years Index
Bloomberg U.S. TIPS 1-5 Years Index | Average Annual Return, Percent		6.55%	3.32%	3.16%
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		4.86%	3.84%	3.30%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		3.04%	2.62%	2.30%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		2.96%	2.44%	2.12%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DFA Short-Duration Real Return Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	3.57%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(3.74%)
Lowest Quarterly Return, Date	Mar. 31, 2020
DFA Global Core Plus Real Return Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	DFA Global Core Plus Real Return Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DFA Global Core Plus Real Return Portfolio		12 Months Ended	56 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Label [Optional Text]	Bloomberg Global Aggregate Bond Index (hedged to USD)
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Percent		4.86%	0.79%	[1]
Bloomberg Global Aggregate Bond Index (hedged to USD) | Performance Inception Date			Apr. 26, 2021
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		6.35%	2.42%	[1]
Institutional Class | Performance Inception Date			Apr. 26, 2021
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		4.65%	1.11%	[1]
Institutional Class | After Taxes on Distributions | Performance Inception Date			Apr. 26, 2021
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		3.76%	1.28%	[1]
Institutional Class | After Taxes on Distributions and Sales | Performance Inception Date			Apr. 26, 2021
[1]	Since inception April 26, 2021.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DFA Global Core Plus Real Return Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	6.49%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(9.08%)
Lowest Quarterly Return, Date	Jun. 30, 2022
DFA Municipal Real Return Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	DFA Municipal Real Return Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DFA Municipal Real Return Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Intermediate Term National AMT-Free Municipal Bond Index | Average Annual Return, Label [Optional Text]	S&P Intermediate Term National AMT-Free Municipal Bond Index
S&P Intermediate Term National AMT-Free Municipal Bond Index | Average Annual Return, Percent		4.65%	1.22%	2.25%
S&P National AMT-Free Municipal Bond Index | Average Annual Return, Label [Optional Text]	S&P National AMT-Free Municipal Bond Index
S&P National AMT-Free Municipal Bond Index | Average Annual Return, Percent		3.77%	0.84%	2.28%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		3.12%	2.79%	2.75%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		2.91%	2.69%	2.70%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		2.99%	2.57%	2.51%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DFA Municipal Real Return Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	5.26%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(5.41%)
Lowest Quarterly Return, Date	Mar. 31, 2020
DFA California Municipal Real Return Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	DFA California Municipal Real Return Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DFA California Municipal Real Return Portfolio		12 Months Ended	60 Months Ended	98 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Intermediate Term California AMT-Free Municipal Bond Index | Average Annual Return, Label [Optional Text]	S&P Intermediate Term California AMT-Free Municipal Bond Index
S&P Intermediate Term California AMT-Free Municipal Bond Index | Average Annual Return, Percent		4.59%	1.09%	2.09%	[1]
S&P Intermediate Term California AMT-Free Municipal Bond Index | Performance Inception Date				Nov. 01, 2017
S&P National AMT-Free Municipal Bond Index | Average Annual Return, Label [Optional Text]	S&P National AMT-Free Municipal Bond Index
S&P National AMT-Free Municipal Bond Index | Average Annual Return, Percent		3.77%	0.84%	2.19%	[1]
S&P National AMT-Free Municipal Bond Index | Performance Inception Date				Nov. 01, 2017
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		3.11%	2.78%	2.52%	[1]
Institutional Class | Performance Inception Date				Nov. 01, 2017
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		2.89%	2.68%	2.46%	[1]
Institutional Class | After Taxes on Distributions | Performance Inception Date				Nov. 01, 2017
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		3.10%	2.55%	2.31%	[1]
Institutional Class | After Taxes on Distributions and Sales | Performance Inception Date				Nov. 01, 2017
[1]	Since inception November 1, 2017.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DFA California Municipal Real Return Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	4.74%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(5.97%)
Lowest Quarterly Return, Date	Mar. 31, 2020
DFA Municipal Bond Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	DFA Municipal Bond Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DFA Municipal Bond Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Intermediate Term National AMT-Free Municipal Bond Index | Average Annual Return, Label [Optional Text]	S&P Intermediate Term National AMT-Free Municipal Bond Index
S&P Intermediate Term National AMT-Free Municipal Bond Index | Average Annual Return, Percent		4.65%	1.22%	2.25%
S&P National AMT-Free Municipal Bond Index | Average Annual Return, Label [Optional Text]	S&P National AMT-Free Municipal Bond Index
S&P National AMT-Free Municipal Bond Index | Average Annual Return, Percent		3.77%	0.84%	2.28%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		3.91%	0.62%	1.37%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		3.91%	0.62%	1.37%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		3.17%	0.77%	1.36%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DFA Municipal Bond Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	4.32%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(4.12%)
Lowest Quarterly Return, Date	Mar. 31, 2022
DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	DFA Short-Term Municipal Bond Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofA 1-3 Years US Municipal Securities Index1 | Average Annual Return, Label [Optional Text]	[1]	ICE BofA 1-3 Years US Municipal Securities Index1
ICE BofA 1-3 Years US Municipal Securities Index1 | Average Annual Return, Percent			3.72%	1.56%	1.59%
S&P National AMT-Free Municipal Bond Index | Average Annual Return, Label [Optional Text]		S&P National AMT-Free Municipal Bond Index
S&P National AMT-Free Municipal Bond Index | Average Annual Return, Percent			3.77%	0.84%	2.28%
Institutional Class | Average Annual Return, Label [Optional Text]		Return Before Taxes
Institutional Class | Average Annual Return, Percent			2.93%	1.65%	1.31%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent			2.93%	1.65%	1.31%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent			2.85%	1.65%	1.31%
[1]

ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	1.36%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(0.96%)
Lowest Quarterly Return, Date	Sep. 30, 2022
DFA Intermediate-Term Municipal Bond Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	DFA Intermediate-Term Municipal Bond Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DFA Intermediate-Term Municipal Bond Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Intermediate Term National AMT-Free Municipal Bond Index | Average Annual Return, Label [Optional Text]	S&P Intermediate Term National AMT-Free Municipal Bond Index
S&P Intermediate Term National AMT-Free Municipal Bond Index | Average Annual Return, Percent		4.65%	1.22%	2.25%
S&P National AMT-Free Municipal Bond Index | Average Annual Return, Label [Optional Text]	S&P National AMT-Free Municipal Bond Index
S&P National AMT-Free Municipal Bond Index | Average Annual Return, Percent		3.77%	0.84%	2.28%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		4.07%	1.01%	1.66%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		4.07%	1.01%	1.66%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		3.53%	1.21%	1.66%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DFA Intermediate-Term Municipal Bond Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	5.24%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(3.70%)
Lowest Quarterly Return, Date	Mar. 31, 2022
DFA Selective State Municipal Bond Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	DFA Selective State Municipal Bond Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DFA Selective State Municipal Bond Portfolio		12 Months Ended	60 Months Ended	63 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Intermediate Term National AMT-Free Municipal Bond Index | Average Annual Return, Label [Optional Text]	S&P Intermediate Term National AMT-Free Municipal Bond Index
S&P Intermediate Term National AMT-Free Municipal Bond Index | Average Annual Return, Percent		4.65%	1.22%	1.45%	[1]
S&P Intermediate Term National AMT-Free Municipal Bond Index | Performance Inception Date				Sep. 30, 2020
S&P National AMT-Free Municipal Bond Index | Average Annual Return, Label [Optional Text]	S&P National AMT-Free Municipal Bond Index
S&P National AMT-Free Municipal Bond Index | Average Annual Return, Percent		3.77%	0.84%	1.16%	[1]
S&P National AMT-Free Municipal Bond Index | Performance Inception Date				Sep. 30, 2020
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		3.77%	0.55%	0.71%	[1]
Institutional Class | Performance Inception Date				Sep. 30, 2020
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		3.77%	0.55%	0.71%	[1]
Institutional Class | After Taxes on Distributions | Performance Inception Date				Sep. 30, 2020
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		3.37%	0.80%	0.91%	[1]
Institutional Class | After Taxes on Distributions and Sales | Performance Inception Date				Sep. 30, 2020
[1]	Since inception September 30, 2020.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DFA Selective State Municipal Bond Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	4.28%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(5.29%)
Lowest Quarterly Return, Date	Mar. 31, 2022
DFA Short-Term Selective State Municipal Bond Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	DFA Short-Term Selective State Municipal Bond Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DFA Short-Term Selective State Municipal Bond Portfolio			12 Months Ended	45 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofA 1-3 Year US Municipal Securities Index2 | Average Annual Return, Label [Optional Text]	[1]	ICE BofA 1-3 Year US Municipal Securities Index2
ICE BofA 1-3 Year US Municipal Securities Index2 | Average Annual Return, Percent			3.72%	2.77%	[2]
ICE BofA 1-3 Year US Municipal Securities Index2 | Performance Inception Date				Apr. 12, 2022
S&P National AMT-Free Municipal Bond Index | Average Annual Return, Label [Optional Text]		S&P National AMT-Free Municipal Bond Index
S&P National AMT-Free Municipal Bond Index | Average Annual Return, Percent			3.77%	2.71%	[2]
S&P National AMT-Free Municipal Bond Index | Performance Inception Date				Apr. 12, 2022
Institutional Class | Average Annual Return, Label [Optional Text]		Return Before Taxes
Institutional Class | Average Annual Return, Percent			2.87%	2.47%	[2]
Institutional Class | Performance Inception Date				Apr. 12, 2022
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent			2.87%	2.47%	[2]
Institutional Class | After Taxes on Distributions | Performance Inception Date				Apr. 12, 2022
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent			2.83%	2.48%	[2]
Institutional Class | After Taxes on Distributions and Sales | Performance Inception Date				Apr. 12, 2022
[1]

ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

[2]	Since inception April 12, 2022.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DFA Short-Term Selective State Municipal Bond Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	1.59%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	0.06%
Lowest Quarterly Return, Date	Jun. 30, 2023
DFA California Short-Term Municipal Bond Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	DFA California Short-Term Municipal Bond Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DFA California Short-Term Municipal Bond Portfolio			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofA 1-3 Year California including Puerto Rico Municipal Securities Index1 | Average Annual Return, Label [Optional Text]	[1]	ICE BofA 1-3 Year California including Puerto Rico Municipal Securities Index1
ICE BofA 1-3 Year California including Puerto Rico Municipal Securities Index1 | Average Annual Return, Percent			3.57%	1.42%	1.42%
S&P National AMT-Free Municipal Bond Index | Average Annual Return, Label [Optional Text]		S&P National AMT-Free Municipal Bond Index
S&P National AMT-Free Municipal Bond Index | Average Annual Return, Percent			3.77%	0.84%	2.28%
Institutional Class | Average Annual Return, Label [Optional Text]		Return Before Taxes
Institutional Class | Average Annual Return, Percent			2.96%	1.51%	1.22%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent			2.96%	1.51%	1.22%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent			2.83%	1.54%	1.24%
[1]

ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DFA California Short-Term Municipal Bond Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	1.35%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(1.20%)
Lowest Quarterly Return, Date	Mar. 31, 2022
DFA California Intermediate-Term Municipal Bond Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	DFA California Intermediate-Term Municipal Bond Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DFA California Intermediate-Term Municipal Bond Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Intermediate Term California AMT-Free Municipal Bond Index | Average Annual Return, Label [Optional Text]	S&P Intermediate Term California AMT-Free Municipal Bond Index
S&P Intermediate Term California AMT-Free Municipal Bond Index | Average Annual Return, Percent		4.59%	1.09%	2.07%
S&P National AMT-Free Municipal Bond Index | Average Annual Return, Label [Optional Text]	S&P National AMT-Free Municipal Bond Index
S&P National AMT-Free Municipal Bond Index | Average Annual Return, Percent		3.77%	0.84%	2.28%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		3.70%	0.83%	1.43%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		3.70%	0.83%	1.43%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		3.21%	1.02%	1.45%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DFA California Intermediate-Term Municipal Bond Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	4.98%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(3.95%)
Lowest Quarterly Return, Date	Mar. 31, 2022
DFA MN Municipal Bond Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	DFA MN Municipal Bond Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DFA MN Municipal Bond Portfolio		12 Months Ended	60 Months Ended	101 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Intermediate Term National AMT-Free Municipal Bond Index | Average Annual Return, Label [Optional Text]	S&P Intermediate Term National AMT-Free Municipal Bond Index
S&P Intermediate Term National AMT-Free Municipal Bond Index | Average Annual Return, Percent		4.65%	1.22%	2.23%	[1]
S&P Intermediate Term National AMT-Free Municipal Bond Index | Performance Inception Date				Jul. 25, 2017
S&P National AMT-Free Municipal Bond Index | Average Annual Return, Label [Optional Text]	S&P National AMT-Free Municipal Bond Index
S&P National AMT-Free Municipal Bond Index | Average Annual Return, Percent		3.77%	0.84%	2.19%	[1]
S&P National AMT-Free Municipal Bond Index | Performance Inception Date				Jul. 25, 2017
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		2.84%	1.06%	1.25%	[1]
Institutional Class | Performance Inception Date				Jul. 25, 2017
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		2.84%	1.06%	1.23%	[1]
Institutional Class | After Taxes on Distributions | Performance Inception Date				Jul. 25, 2017
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		2.67%	1.16%	1.27%	[1]
Institutional Class | After Taxes on Distributions and Sales | Performance Inception Date				Jul. 25, 2017
[1]	Since inception July 25, 2017.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DFA MN Municipal Bond Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	2.15%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(2.21%)
Lowest Quarterly Return, Date	Mar. 31, 2022
DFA NY MUNICIPAL BOND PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	DFA NY Municipal Bond Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DFA NY MUNICIPAL BOND PORTFOLIO		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Intermediate Term New York AMT-Free Municipal Bond Index | Average Annual Return, Label [Optional Text]	S&P Intermediate Term New York AMT-Free Municipal Bond Index
S&P Intermediate Term New York AMT-Free Municipal Bond Index | Average Annual Return, Percent		4.51%	1.34%	2.17%
S&P National AMT-Free Municipal Bond Index | Average Annual Return, Label [Optional Text]	S&P National AMT-Free Municipal Bond Index
S&P National AMT-Free Municipal Bond Index | Average Annual Return, Percent		3.77%	0.84%	2.28%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		3.11%	1.48%	1.45%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		3.11%	1.48%	1.45%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		2.99%	1.54%	1.45%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DFA NY MUNICIPAL BOND PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	1.56%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(1.46%)
Lowest Quarterly Return, Date	Mar. 31, 2022
DFA Oregon Municipal Bond Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	DFA Oregon Municipal Bond Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DFA Oregon Municipal Bond Portfolio		12 Months Ended	60 Months Ended	76 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Intermediate Term National AMT-Free Municipal Bond Index | Average Annual Return, Label [Optional Text]	S&P Intermediate Term National AMT-Free Municipal Bond Index
S&P Intermediate Term National AMT-Free Municipal Bond Index | Average Annual Return, Percent		4.65%	1.22%	1.74%	[1]
S&P Intermediate Term National AMT-Free Municipal Bond Index | Performance Inception Date				Sep. 10, 2019
S&P National AMT-Free Municipal Bond Index | Average Annual Return, Label [Optional Text]	S&P National AMT-Free Municipal Bond Index
S&P National AMT-Free Municipal Bond Index | Average Annual Return, Percent		3.77%	0.84%	1.50%	[1]
S&P National AMT-Free Municipal Bond Index | Performance Inception Date				Sep. 10, 2019
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		3.75%	0.67%	1.07%	[1]
Institutional Class | Performance Inception Date				Sep. 10, 2019
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		3.75%	0.67%	1.07%	[1]
Institutional Class | After Taxes on Distributions | Performance Inception Date				Sep. 10, 2019
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		3.16%	0.82%	1.10%	[1]
Institutional Class | After Taxes on Distributions and Sales | Performance Inception Date				Sep. 10, 2019
[1]	Since inception September 10, 2019.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DFA Oregon Municipal Bond Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	4.17%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(3.92%)
Lowest Quarterly Return, Date	Mar. 31, 2022
World ex U.S. Targeted Value Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	World ex U.S. Targeted Value Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - World ex U.S. Targeted Value Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World ex USA SMID Value Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI All Country World ex USA SMID Value Index (net dividends)
MSCI All Country World ex USA SMID Value Index (net dividends) | Average Annual Return, Percent		33.98%	9.50%	8.24%
MSCI All Country World ex USA IMI Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI All Country World ex USA IMI Index (net dividends)
MSCI All Country World ex USA IMI Index (net dividends) | Average Annual Return, Percent		31.96%	7.77%	8.37%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		39.65%	11.71%	9.49%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		38.79%	10.94%	8.78%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		24.28%	9.32%	7.71%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
World ex U.S. Targeted Value Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	21.61%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(33.95%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Dimensional VA U.S. Large Value Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The performance reflected in the bar chart for the Portfolio does not reflect any insurance company separate account charges, which if reflected would lower returns. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Dimensional VA U.S. Large Value Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Dimensional VA U.S. Large Value Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Value Index | Average Annual Return, Label [Optional Text]	Russell 1000® Value Index
Russell 1000® Value Index | Average Annual Return, Percent		15.91%	11.33%	10.53%
Russell 1000® Index | Average Annual Return, Label [Optional Text]	Russell 1000® Index
Russell 1000® Index | Average Annual Return, Percent		17.37%	13.59%	14.59%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		15.83%	11.97%	10.51%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		13.41%	10.10%	8.90%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		10.45%	9.01%	8.03%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional VA U.S. Large Value Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	18.43%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(31.69%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Dimensional VA U.S. Targeted Value Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The performance reflected in the bar chart for the Portfolio does not reflect any insurance company separate account charges, which if reflected would lower returns. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Dimensional VA U.S. Targeted Value Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Dimensional VA U.S. Targeted Value Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2000® Value Index | Average Annual Return, Label [Optional Text]	Russell 2000® Value Index
Russell 2000® Value Index | Average Annual Return, Percent		12.59%	8.88%	9.27%
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		8.95%	13.60%	11.00%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		5.88%	10.81%	8.76%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		6.46%	10.13%	8.23%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional VA U.S. Targeted Value Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	33.64%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(39.71%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Dimensional VA International Value Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The performance reflected in the bar chart for the Portfolio does not reflect any insurance company separate account charges, which if reflected would lower returns. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Dimensional VA International Value Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Dimensional VA International Value Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World ex USA Value Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI World ex USA Value Index (net dividends)
MSCI World ex USA Value Index (net dividends) | Average Annual Return, Percent		42.23%	13.94%	9.16%
MSCI World ex USA Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI World ex USA Index (net dividends)
MSCI World ex USA Index (net dividends) | Average Annual Return, Percent		31.85%	9.46%	8.55%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		45.64%	15.85%	10.46%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		42.27%	13.51%	8.67%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		27.63%	11.60%	7.61%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional VA International Value Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	22.15%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(31.89%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Dimensional VA International Small Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The performance reflected in the bar chart for the Portfolio does not reflect any insurance company separate account charges, which if reflected would lower returns. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Dimensional VA International Small Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Dimensional VA International Small Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World ex USA Small Cap Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI World ex USA Small Cap Index (net dividends)
MSCI World ex USA Small Cap Index (net dividends) | Average Annual Return, Percent		34.07%	6.49%	8.05%
MSCI World ex USA Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI World ex USA Index (net dividends)
MSCI World ex USA Index (net dividends) | Average Annual Return, Percent		31.85%	9.46%	8.55%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		36.99%	8.89%	8.68%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		33.85%	6.66%	6.73%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		22.57%	6.08%	6.15%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional VA International Small Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	21.42%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(30.27%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Dimensional VA Short-Term Fixed Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The performance reflected in the bar chart for the Portfolio does not reflect any insurance company separate account charges, which if reflected would lower returns. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Dimensional VA Short-Term Fixed Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Dimensional VA Short-Term Fixed Portfolio			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofA US 3-Month Treasury Bill Index1 | Average Annual Return, Label [Optional Text]	[1]	ICE BofA US 3-Month Treasury Bill Index1
ICE BofA US 3-Month Treasury Bill Index1 | Average Annual Return, Percent			4.18%	3.17%	2.18%
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Institutional Class | Average Annual Return, Label [Optional Text]		Return Before Taxes
Institutional Class | Average Annual Return, Percent			4.33%	2.65%	1.97%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent			2.56%	1.47%	1.13%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent			2.56%	1.53%	1.15%
[1]

ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional VA Short-Term Fixed Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	1.40%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(1.18%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Dimensional VA Global Bond Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The performance reflected in the bar chart for the Portfolio does not reflect any insurance company separate account charges, which if reflected would lower returns. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Dimensional VA Global Bond Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Dimensional VA Global Bond Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE World Government Bond Index 1-5 Years (hedged to USD) | Average Annual Return, Label [Optional Text]	FTSE World Government Bond Index 1-5 Years (hedged to USD)
FTSE World Government Bond Index 1-5 Years (hedged to USD) | Average Annual Return, Percent		5.12%	1.80%	2.08%
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Label [Optional Text]	Bloomberg Global Aggregate Bond Index (hedged to USD)
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Percent		4.86%	0.34%	2.39%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		4.35%	1.38%	1.81%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		2.62%	0.12%	0.71%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		2.57%	0.51%	0.91%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional VA Global Bond Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	2.35%
Highest Quarterly Return, Date	Mar. 31, 2016
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(4.50%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Dimensional VIT Inflation-Protected Securities Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The performance reflected in the bar chart for the Portfolio does not reflect any insurance company separate account charges, which if reflected would lower returns. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Dimensional VIT Inflation-Protected Securities Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Dimensional VIT Inflation-Protected Securities Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. TIPS Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. TIPS Index
Bloomberg U.S. TIPS Index | Average Annual Return, Percent		7.01%	1.12%	3.09%
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		7.55%	1.05%	3.12%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		5.84%	(0.94%)	1.72%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		4.47%	(0.04%)	1.81%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional VIT Inflation-Protected Securities Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	4.89%
Highest Quarterly Return, Date	Mar. 31, 2016
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(6.40%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Dimensional VA Global Moderate Allocation Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The performance reflected in the bar chart for the Portfolio does not reflect any insurance company separate account charges, which if reflected would lower returns. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of additional indexes with similar investment universes of the Portfolio, or certain portions of the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Dimensional VA Global Moderate Allocation Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Dimensional VA Global Moderate Allocation Portfolio			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
VA Global Moderate Allocation Composite Index1 | Average Annual Return, Label [Optional Text]	[1]	VA Global Moderate Allocation Composite Index1
VA Global Moderate Allocation Composite Index1 | Average Annual Return, Percent			15.79%	7.75%	8.24%
S&P Global BMI Index (net dividends) | Average Annual Return, Label [Optional Text]		S&P Global BMI Index (net dividends)
S&P Global BMI Index (net dividends) | Average Annual Return, Percent			21.96%	10.50%	11.28%
ICE BofA 1-3 Year Global Government Index (hedged to USD)2 | Average Annual Return, Label [Optional Text]	[2]	ICE BofA 1-3 Year Global Government Index (hedged to USD)2
ICE BofA 1-3 Year Global Government Index (hedged to USD)2 | Average Annual Return, Percent			4.84%	2.23%	2.09%
Institutional Class | Average Annual Return, Label [Optional Text]		Return Before Taxes
Institutional Class | Average Annual Return, Percent			14.68%	8.42%	8.65%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent			13.28%	7.10%	7.49%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent			8.86%	6.10%	6.51%
[1]

Dimensional VA Global Moderate Allocation Composite Index is an unmanaged hypothetical index composed of 65% S&P Global BMI Index (net dividends) and 35% ICE BofA 1-3 Year Global Government Index (hedged to USD).

[2]

ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional VA Global Moderate Allocation Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	14.04%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(16.53%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Dimensional VA Equity Allocation Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The performance reflected in the bar chart for the Portfolio does not reflect any insurance company separate account charges, which if reflected would lower returns. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Dimensional VA Equity Allocation Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Dimensional VA Equity Allocation Portfolio		12 Months Ended	60 Months Ended	102 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World IMI Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI All Country World IMI Index (net dividends)
MSCI All Country World IMI Index (net dividends) | Average Annual Return, Percent		22.06%	10.75%	11.15%	[1]
MSCI All Country World IMI Index (net dividends) | Performance Inception Date				Jul. 10, 2017
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		19.94%	12.23%	11.37%	[1]
Institutional Class | Performance Inception Date				Jul. 10, 2017
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		18.68%	10.69%	10.06%	[1]
Institutional Class | After Taxes on Distributions | Performance Inception Date				Jul. 10, 2017
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		12.04%	9.14%	8.71%	[1]
Institutional Class | After Taxes on Distributions and Sales | Performance Inception Date				Jul. 10, 2017
[1]	Since inception July 10, 2017.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional VA Equity Allocation Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	20.70%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(26.56%)
Lowest Quarterly Return, Date	Mar. 31, 2020
U.S. Social Core Equity 2 Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	U.S. Social Core Equity 2 Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - U.S. Social Core Equity 2 Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		15.96%	13.34%	13.53%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		15.71%	12.65%	12.81%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		9.61%	10.51%	11.11%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
U.S. Social Core Equity 2 Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	23.06%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(26.41%)
Lowest Quarterly Return, Date	Mar. 31, 2020
International Social Core Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	International Social Core Equity Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - International Social Core Equity Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World ex USA Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI World ex USA Index (net dividends)
MSCI World ex USA Index (net dividends) | Average Annual Return, Percent		31.85%	9.46%	8.55%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		37.76%	10.12%	8.99%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		36.53%	9.28%	8.24%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		23.01%	7.85%	7.16%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
International Social Core Equity Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	19.23%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(28.77%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Emerging Markets Social Core Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Emerging Markets Social Core Equity Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Emerging Markets Social Core Equity Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI Emerging Markets Index (net dividends)
MSCI Emerging Markets Index (net dividends) | Average Annual Return, Percent		33.57%	4.20%	8.42%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		30.18%	6.31%	9.04%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		29.33%	5.49%	8.33%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		18.46%	4.72%	7.19%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Emerging Markets Social Core Equity Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	21.30%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(28.29%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Global Social Core Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Global Social Core Equity Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Global Social Core Equity Portfolio		12 Months Ended	60 Months Ended	73 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World IMI Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI All Country World IMI Index (net dividends)
MSCI All Country World IMI Index (net dividends) | Average Annual Return, Percent		22.06%	10.75%	12.09%	[1]
MSCI All Country World IMI Index (net dividends) | Performance Inception Date				Nov. 19, 2019
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		22.64%	11.41%	12.12%	[1]
Institutional Class | Performance Inception Date				Nov. 19, 2019
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		22.13%	10.82%	11.52%	[1]
Institutional Class | After Taxes on Distributions | Performance Inception Date				Nov. 19, 2019
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		13.73%	8.94%	9.63%	[1]
Institutional Class | After Taxes on Distributions and Sales | Performance Inception Date				Nov. 19, 2019
[1]	Since inception November 19, 2019.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Global Social Core Equity Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	21.41%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(27.28%)
Lowest Quarterly Return, Date	Mar. 31, 2020
DFA Social Fixed Income Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	DFA Social Fixed Income Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DFA Social Fixed Income Portfolio		12 Months Ended	60 Months Ended	117 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	1.72%	[1]
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date				Apr. 05, 2016
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		7.07%	(0.13%)	1.93%	[1]
Institutional Class | Performance Inception Date				Apr. 05, 2016
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		5.40%	(1.42%)	0.82%	[1]
Institutional Class | After Taxes on Distributions | Performance Inception Date				Apr. 05, 2016
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		4.17%	(0.64%)	1.00%	[1]
Institutional Class | After Taxes on Distributions and Sales | Performance Inception Date				Apr. 05, 2016
[1]	Since inception April 5, 2016.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DFA Social Fixed Income Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	6.63%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(6.38%)
Lowest Quarterly Return, Date	Mar. 31, 2022
U.S. Sustainability Core 1 Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	U.S. Sustainability Core 1 Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - U.S. Sustainability Core 1 Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		15.93%	13.43%	14.55%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		15.66%	13.07%	14.07%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		9.59%	10.69%	12.12%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

The implementation and management of the Advisor’s “Sustainability” portfolios, including without limitation, the U.S. Sustainability Core 1 Portfolio is protected by U.S. Patent Nos. 7,596,525 B1, 7,599,874 B1 and 8,438,092 B2.

Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
U.S. Sustainability Core 1 Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	23.09%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(22.44%)
Lowest Quarterly Return, Date	Mar. 31, 2020
U.S. Sustainability Targeted Value Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	U.S. Sustainability Targeted Value Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - U.S. Sustainability Targeted Value Portfolio		12 Months Ended	60 Months Ended	66 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2000® Value Index | Average Annual Return, Label [Optional Text]	Russell 2000® Value Index
Russell 2000® Value Index | Average Annual Return, Percent		12.59%	8.88%	15.16%	[1]
Russell 2000® Value Index | Performance Inception Date				Jul. 07, 2020
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	16.32%	[1]
Russell 3000® Index | Performance Inception Date				Jul. 07, 2020
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		10.02%	11.41%	17.98%	[1]
Institutional Class | Performance Inception Date				Jul. 07, 2020
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		9.64%	10.58%	17.10%	[1]
Institutional Class | After Taxes on Distributions | Performance Inception Date				Jul. 07, 2020
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		6.17%	8.84%	14.43%	[1]
Institutional Class | After Taxes on Distributions and Sales | Performance Inception Date				Jul. 07, 2020
[1]	Since inception July 7, 2020.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

The implementation and management of the Advisor’s “Sustainability” portfolios, including without limitation, the U.S. Sustainability Targeted Value Portfolio is protected by U.S. Patent Nos. 7,596,525 B1, 7,599,874 B1 and 8,438,092 B2.

Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
U.S. Sustainability Targeted Value Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	20.84%
Highest Quarterly Return, Date	Mar. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(12.62%)
Lowest Quarterly Return, Date	Jun. 30, 2022
International Sustainability Core 1 Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	International Sustainability Core 1 Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - International Sustainability Core 1 Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World ex USA Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI World ex USA Index (net dividends)
MSCI World ex USA Index (net dividends) | Average Annual Return, Percent		31.85%	9.46%	8.55%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		32.95%	8.80%	8.86%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		31.90%	8.13%	8.24%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		20.10%	6.84%	7.11%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Table Closing [Text Block]

The implementation and management of the Advisor’s “Sustainability” portfolios, including without limitation, the International Sustainability Core 1 Portfolio is protected by U.S. Patent Nos. 7,596,525 B1, 7,599,874 B1 and 8,438,092 B2.

Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
International Sustainability Core 1 Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	19.05%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(25.02%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Emerging Markets Sustainability Core 1 Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Emerging Markets Sustainability Core 1 Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Emerging Markets Sustainability Core 1 Portfolio		12 Months Ended	60 Months Ended	93 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI Emerging Markets Index (net dividends)
MSCI Emerging Markets Index (net dividends) | Average Annual Return, Percent		33.57%	4.20%	4.74%	[1]
MSCI Emerging Markets Index (net dividends) | Performance Inception Date				Mar. 27, 2018
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		27.87%	5.17%	4.66%	[1]
Institutional Class | Performance Inception Date				Mar. 27, 2018
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		27.07%	4.41%	4.00%	[1]
Institutional Class | After Taxes on Distributions | Performance Inception Date				Mar. 27, 2018
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		17.06%	3.86%	3.50%	[1]
Institutional Class | After Taxes on Distributions and Sales | Performance Inception Date				Mar. 27, 2018
[1]	Since inception March 27, 2018.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Table Closing [Text Block]

The implementation and management of the Advisor’s “Sustainability” portfolios, including without limitation, the Emerging Markets Sustainability Core Portfolio is protected by U.S. Patent Nos. 7,596,525 B1, 7,599,874 B1 and 8,438,092 B2.

Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Emerging Markets Sustainability Core 1 Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	20.30%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(26.69%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Dimensional World ex U.S. Sustainability Targeted Value Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance information is not available for the Portfolio because it has not yet completed a full calendar year of operations. Updated performance information for the Portfolio can be obtained in the future by visiting https://www.dimensional.com/us-en/funds.

Performance One Year or Less [Text]	Performance information is not available for the Portfolio because it has not yet completed a full calendar year of operations.
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DFA Global Sustainability Fixed Income Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	DFA Global Sustainability Fixed Income Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DFA Global Sustainability Fixed Income Portfolio		12 Months Ended	60 Months Ended	86 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Label [Optional Text]	Bloomberg Global Aggregate Bond Index (hedged to USD)
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Percent		4.86%	0.34%	2.42%	[1]
Bloomberg Global Aggregate Bond Index (hedged to USD) | Performance Inception Date				Nov. 06, 2018
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		4.95%	(0.60%)	2.15%	[1]
Institutional Class | Performance Inception Date				Nov. 06, 2018
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		3.22%	(1.86%)	0.94%	[1]
Institutional Class | After Taxes on Distributions | Performance Inception Date				Nov. 06, 2018
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		2.92%	(0.99%)	1.14%	[1]
Institutional Class | After Taxes on Distributions and Sales | Performance Inception Date				Nov. 06, 2018
[1]	Since inception November 6, 2018.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Table Closing [Text Block]

The implementation and management of the Advisor’s “Sustainability” portfolios, including without limitation, the Global Sustainability Fixed Income Portfolio is protected by U.S. Patent Nos. 7,596,525 B1, 7,599,874 B1 and 8,438,092 B2.

Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DFA Global Sustainability Fixed Income Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	7.43%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(7.05%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Dimensional VA Global Moderate Allocation Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the VA Global Moderate Allocation Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Class L10 shares of the Portfolio are a new class of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The performance reflected in the bar chart for the Portfolio does not reflect any insurance company separate account charges, which if reflected would lower returns. The table illustrates how annualized returns of the Institutional Class shares of the Portfolio for certain periods compare with those of a broad measure of market performance. The table also includes the performance of additional indexes with similar investment universes of the Portfolio, or certain portions of the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the VA Global Moderate Allocation Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Class L10 shares of the Portfolio are a new class of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	The Class L10 shares of the Portfolio are a new class of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus.
Bar Chart [Heading]	Dimensional VA Global Moderate Allocation Portfolio Institutional Class Shares1 —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Dimensional VA Global Moderate Allocation Portfolio			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
VA Global Moderate Allocation Composite Index2 | Average Annual Return, Label [Optional Text]	[1],[2]	VA Global Moderate Allocation Composite Index2
VA Global Moderate Allocation Composite Index2 | Average Annual Return, Percent	[2]		15.79%	7.75%	8.24%
S&P Global BMI Index (net dividends) | Average Annual Return, Label [Optional Text]	[2]	S&P Global BMI Index (net dividends)
S&P Global BMI Index (net dividends) | Average Annual Return, Percent	[2]		21.96%	10.50%	11.28%
ICE BofA 1-3 Year Global Government Index (hedged to USD)3 | Average Annual Return, Label [Optional Text]	[2],[3]	ICE BofA 1-3 Year Global Government Index (hedged to USD)3
ICE BofA 1-3 Year Global Government Index (hedged to USD)3 | Average Annual Return, Percent	[2]		4.84%	2.23%	2.09%
Institutional Class | Average Annual Return, Label [Optional Text]	[2]	Return Before Taxes
Institutional Class | Average Annual Return, Percent	[2]		14.68%	8.42%	8.65%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	[2]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent	[2]		13.28%	7.10%	7.49%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	[2]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent	[2]		8.86%	6.10%	6.51%
[1]

Dimensional VA Global Moderate Allocation Composite Index is an unmanaged hypothetical index composed of 65% S&P Global BMI Index (net dividends) and 35% ICE BofA 1-3 Year Global Government Index (hedged to USD).

[2]

The Institutional Class shares of the Portfolio would have substantially similar annual returns as the Class L10 shares because the shares are invested in the same portfolio securities. Returns for the Class L10 shares and Institutional Class shares will differ to the extent that the classes will have different expenses, and returns for the Class L10 shares would be expected to be lower than the returns of the Institutional Class shares to the extent that the Class L10 shares have higher expenses than the Institutional Class shares.

[3]

ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)	[13]
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional VA Global Moderate Allocation Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	14.04%	[13]
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(16.53%)	[13]
Lowest Quarterly Return, Date	Mar. 31, 2020
DFA Commodity Strategy Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	DFA Commodity Strategy Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DFA Commodity Strategy Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Commodity Total Return Index | Average Annual Return, Label [Optional Text]	Bloomberg Commodity Total Return Index
Bloomberg Commodity Total Return Index | Average Annual Return, Percent		15.77%	10.64%	5.73%
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Label [Optional Text]	Bloomberg Global Aggregate Bond Index (hedged to USD)
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Percent		4.86%	0.34%	2.39%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		15.17%	9.66%	5.73%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		10.48%	4.70%	2.96%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		8.93%	5.24%	3.20%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DFA Commodity Strategy Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	22.62%
Highest Quarterly Return, Date	Mar. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(22.51%)
Lowest Quarterly Return, Date	Mar. 31, 2020
International Large Cap Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	International Large Cap Growth Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - International Large Cap Growth Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World ex USA Growth Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI World ex USA Growth Index (net dividends)
MSCI World ex USA Growth Index (net dividends) | Average Annual Return, Percent		21.94%	4.90%	7.67%
MSCI World ex USA Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI World ex USA Index (net dividends)
MSCI World ex USA Index (net dividends) | Average Annual Return, Percent		31.85%	9.46%	8.55%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		25.57%	6.81%	8.23%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		25.06%	6.38%	7.78%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		15.63%	5.35%	6.66%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
International Large Cap Growth Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	18.06%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(20.08%)
Lowest Quarterly Return, Date	Mar. 31, 2020
International Small Cap Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	International Small Cap Growth Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - International Small Cap Growth Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World ex USA Small Cap Growth Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI World ex USA Small Cap Growth Index (net dividends)
MSCI World ex USA Small Cap Growth Index (net dividends) | Average Annual Return, Percent		29.69%	3.16%	7.43%
MSCI World ex USA Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI World ex USA Index (net dividends)
MSCI World ex USA Index (net dividends) | Average Annual Return, Percent		31.85%	9.46%	8.55%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		27.94%	4.31%	7.30%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		27.46%	3.64%	6.60%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		17.08%	3.32%	5.82%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
International Small Cap Growth Portfolio | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	25.47%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(28.42%)
Lowest Quarterly Return, Date	Mar. 31, 2020
DIMENSIONAL RETIREMENT INCOME FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of additional indexes with similar investment universes of the Portfolio, or certain portions of the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Retirement Income Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DIMENSIONAL RETIREMENT INCOME FUND			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. TIPS Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. TIPS Index
Bloomberg U.S. TIPS Index | Average Annual Return, Percent			7.01%	1.12%	3.09%
ICE BofA US 3-Month Treasury Bill Index1 | Average Annual Return, Label [Optional Text]	[1]	ICE BofA US 3-Month Treasury Bill Index1
ICE BofA US 3-Month Treasury Bill Index1 | Average Annual Return, Percent			4.18%	3.17%	2.18%
S&P Global BMI Index (net dividends) | Average Annual Return, Label [Optional Text]		S&P Global BMI Index (net dividends)
S&P Global BMI Index (net dividends) | Average Annual Return, Percent			21.96%	10.50%	11.28%
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Label [Optional Text]		Bloomberg Global Aggregate Bond Index (hedged to USD)
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Percent			4.86%	0.34%	2.39%
Institutional Class | Average Annual Return, Label [Optional Text]		Return Before Taxes
Institutional Class | Average Annual Return, Percent			8.81%	3.82%	4.70%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent			7.45%	2.49%	3.68%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent			5.26%	2.38%	3.26%
[1]

ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DIMENSIONAL RETIREMENT INCOME FUND | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	6.16%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(6.22%)
Lowest Quarterly Return, Date	Jun. 30, 2022
DIMENSIONAL 2015 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of additional indexes with similar investment universes of the Portfolio, or certain portions of the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	2015 Target Date Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DIMENSIONAL 2015 TARGET DATE RETIREMENT INCOME FUND			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. TIPS Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. TIPS Index
Bloomberg U.S. TIPS Index | Average Annual Return, Percent			7.01%	1.12%	3.09%
ICE BofA 1-3 Year Global Government Index (hedged to USD)1 | Average Annual Return, Label [Optional Text]	[1]	ICE BofA 1-3 Year Global Government Index (hedged to USD)1
ICE BofA 1-3 Year Global Government Index (hedged to USD)1 | Average Annual Return, Percent			4.84%	2.23%	2.09%
S&P Global BMI Index (net dividends) | Average Annual Return, Label [Optional Text]		S&P Global BMI Index (net dividends)
S&P Global BMI Index (net dividends) | Average Annual Return, Percent			21.96%	10.50%	11.28%
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Label [Optional Text]		Bloomberg Global Aggregate Bond Index (hedged to USD)
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Percent			4.86%	0.34%	2.39%
Institutional Class | Average Annual Return, Label [Optional Text]		Return Before Taxes
Institutional Class | Average Annual Return, Percent			10.32%	3.31%	5.58%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent			8.23%	1.40%	4.13%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent			6.73%	1.88%	3.88%
[1]

ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DIMENSIONAL 2015 TARGET DATE RETIREMENT INCOME FUND | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	8.25%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(9.55%)
Lowest Quarterly Return, Date	Jun. 30, 2022
DIMENSIONAL 2020 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of additional indexes with similar investment universes of the Portfolio, or certain portions of the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	2020 Target Date Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DIMENSIONAL 2020 TARGET DATE RETIREMENT INCOME FUND			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. TIPS Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. TIPS Index
Bloomberg U.S. TIPS Index | Average Annual Return, Percent			7.01%	1.12%	3.09%
ICE BofA 1-3 Year Global Government Index (hedged to USD)1 | Average Annual Return, Label [Optional Text]	[1]	ICE BofA 1-3 Year Global Government Index (hedged to USD)1
ICE BofA 1-3 Year Global Government Index (hedged to USD)1 | Average Annual Return, Percent			4.84%	2.23%	2.09%
S&P Global BMI Index (net dividends) | Average Annual Return, Label [Optional Text]		S&P Global BMI Index (net dividends)
S&P Global BMI Index (net dividends) | Average Annual Return, Percent			21.96%	10.50%	11.28%
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Label [Optional Text]		Bloomberg Global Aggregate Bond Index (hedged to USD)
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Percent			4.86%	0.34%	2.39%
Institutional Class | Average Annual Return, Label [Optional Text]		Return Before Taxes
Institutional Class | Average Annual Return, Percent			9.99%	2.34%	5.60%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent			7.90%	0.40%	4.13%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent			6.46%	1.13%	3.91%
[1]

ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DIMENSIONAL 2020 TARGET DATE RETIREMENT INCOME FUND | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	8.41%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(10.99%)
Lowest Quarterly Return, Date	Jun. 30, 2022
DIMENSIONAL 2025 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of additional indexes with similar investment universes of the Portfolio, or certain portions of the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	2025 Target Date Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DIMENSIONAL 2025 TARGET DATE RETIREMENT INCOME FUND			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. TIPS Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. TIPS Index
Bloomberg U.S. TIPS Index | Average Annual Return, Percent			7.01%	1.12%	3.09%
ICE BofA 1-3 Year Global Government Index (hedged to USD)1 | Average Annual Return, Label [Optional Text]	[1]	ICE BofA 1-3 Year Global Government Index (hedged to USD)1
ICE BofA 1-3 Year Global Government Index (hedged to USD)1 | Average Annual Return, Percent			4.84%	2.23%	2.09%
S&P Global BMI Index (net dividends) | Average Annual Return, Label [Optional Text]		S&P Global BMI Index (net dividends)
S&P Global BMI Index (net dividends) | Average Annual Return, Percent			21.96%	10.50%	11.28%
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Label [Optional Text]		Bloomberg Global Aggregate Bond Index (hedged to USD)
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Percent			4.86%	0.34%	2.39%
Institutional Class | Average Annual Return, Label [Optional Text]		Return Before Taxes
Institutional Class | Average Annual Return, Percent			9.45%	1.70%	5.89%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent			7.43%	(0.29%)	4.40%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent			6.01%	0.66%	4.18%
[1]

ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DIMENSIONAL 2025 TARGET DATE RETIREMENT INCOME FUND | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	10.45%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(13.19%)
Lowest Quarterly Return, Date	Jun. 30, 2022
DIMENSIONAL 2030 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of additional indexes with similar investment universes of the Portfolio, or certain portions of the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	2030 Target Date Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DIMENSIONAL 2030 TARGET DATE RETIREMENT INCOME FUND			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. TIPS Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. TIPS Index
Bloomberg U.S. TIPS Index | Average Annual Return, Percent			7.01%	1.12%	3.09%
ICE BofA 1-3 Year Global Government Index (hedged to USD)1 | Average Annual Return, Label [Optional Text]	[1]	ICE BofA 1-3 Year Global Government Index (hedged to USD)1
ICE BofA 1-3 Year Global Government Index (hedged to USD)1 | Average Annual Return, Percent			4.84%	2.23%	2.09%
S&P Global BMI Index (net dividends) | Average Annual Return, Label [Optional Text]		S&P Global BMI Index (net dividends)
S&P Global BMI Index (net dividends) | Average Annual Return, Percent			21.96%	10.50%	11.28%
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Label [Optional Text]		Bloomberg Global Aggregate Bond Index (hedged to USD)
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Percent			4.86%	0.34%	2.39%
Institutional Class | Average Annual Return, Label [Optional Text]		Return Before Taxes
Institutional Class | Average Annual Return, Percent			10.35%	2.48%	6.69%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent			7.94%	0.57%	5.26%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent			6.83%	1.34%	4.91%
[1]

ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DIMENSIONAL 2030 TARGET DATE RETIREMENT INCOME FUND | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	12.48%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(14.71%)
Lowest Quarterly Return, Date	Jun. 30, 2022
DIMENSIONAL 2035 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of additional indexes with similar investment universes of the Portfolio, or certain portions of the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	2035 Target Date Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DIMENSIONAL 2035 TARGET DATE RETIREMENT INCOME FUND			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Global BMI Index (net dividends) | Average Annual Return, Label [Optional Text]		S&P Global BMI Index (net dividends)
S&P Global BMI Index (net dividends) | Average Annual Return, Percent			21.96%	10.50%	11.28%
ICE BofA 1-3 Year Global Government Index (hedged to USD)1 | Average Annual Return, Label [Optional Text]	[1]	ICE BofA 1-3 Year Global Government Index (hedged to USD)1
ICE BofA 1-3 Year Global Government Index (hedged to USD)1 | Average Annual Return, Percent			4.84%	2.23%	2.09%
Bloomberg U.S. TIPS Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. TIPS Index
Bloomberg U.S. TIPS Index | Average Annual Return, Percent			7.01%	1.12%	3.09%
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Label [Optional Text]		Bloomberg Global Aggregate Bond Index (hedged to USD)
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Percent			4.86%	0.34%	2.39%
Institutional Class | Average Annual Return, Label [Optional Text]		Return Before Taxes
Institutional Class | Average Annual Return, Percent			12.10%	4.46%	7.67%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent			9.76%	2.86%	6.47%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent			7.93%	2.98%	5.82%
[1]

ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DIMENSIONAL 2035 TARGET DATE RETIREMENT INCOME FUND | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	14.49%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(14.75%)
Lowest Quarterly Return, Date	Jun. 30, 2022
DIMENSIONAL 2040 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of additional indexes with similar investment universes of the Portfolio, or certain portions of the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	2040 Target Date Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DIMENSIONAL 2040 TARGET DATE RETIREMENT INCOME FUND			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Global BMI Index (net dividends) | Average Annual Return, Label [Optional Text]		S&P Global BMI Index (net dividends)
S&P Global BMI Index (net dividends) | Average Annual Return, Percent			21.96%	10.50%	11.28%
ICE BofA 1-3 Year Global Government Index (hedged to USD)1 | Average Annual Return, Label [Optional Text]	[1]	ICE BofA 1-3 Year Global Government Index (hedged to USD)1
ICE BofA 1-3 Year Global Government Index (hedged to USD)1 | Average Annual Return, Percent			4.84%	2.23%	2.09%
Bloomberg U.S. TIPS Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. TIPS Index
Bloomberg U.S. TIPS Index | Average Annual Return, Percent			7.01%	1.12%	3.09%
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Label [Optional Text]		Bloomberg Global Aggregate Bond Index (hedged to USD)
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Percent			4.86%	0.34%	2.39%
Institutional Class | Average Annual Return, Label [Optional Text]		Return Before Taxes
Institutional Class | Average Annual Return, Percent			14.48%	7.68%	9.23%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent			12.72%	6.46%	8.27%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent			9.15%	5.67%	7.25%
[1]

ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DIMENSIONAL 2040 TARGET DATE RETIREMENT INCOME FUND | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	16.09%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(18.31%)
Lowest Quarterly Return, Date	Mar. 31, 2020
DIMENSIONAL 2045 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of additional indexes with similar investment universes of the Portfolio, or certain portions of the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	2045 Target Date Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DIMENSIONAL 2045 TARGET DATE RETIREMENT INCOME FUND			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Global BMI Index (net dividends) | Average Annual Return, Label [Optional Text]		S&P Global BMI Index (net dividends)
S&P Global BMI Index (net dividends) | Average Annual Return, Percent			21.96%	10.50%	11.28%
ICE BofA 1-3 Year Global Government Index (hedged to USD)1 | Average Annual Return, Label [Optional Text]	[1]	ICE BofA 1-3 Year Global Government Index (hedged to USD)1
ICE BofA 1-3 Year Global Government Index (hedged to USD)1 | Average Annual Return, Percent			4.84%	2.23%	2.09%
Bloomberg U.S. TIPS Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. TIPS Index
Bloomberg U.S. TIPS Index | Average Annual Return, Percent			7.01%	1.12%	3.09%
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Label [Optional Text]		Bloomberg Global Aggregate Bond Index (hedged to USD)
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Percent			4.86%	0.34%	2.39%
Institutional Class | Average Annual Return, Label [Optional Text]		Return Before Taxes
Institutional Class | Average Annual Return, Percent			17.17%	10.56%	11.12%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent			16.16%	9.63%	10.33%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent			10.52%	8.13%	8.96%
[1]

ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DIMENSIONAL 2045 TARGET DATE RETIREMENT INCOME FUND | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	18.61%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(21.68%)
Lowest Quarterly Return, Date	Mar. 31, 2020
DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of additional indexes with similar investment universes of the Portfolio, or certain portions of the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	2050 Target Date Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Global BMI Index (net dividends) | Average Annual Return, Label [Optional Text]		S&P Global BMI Index (net dividends)
S&P Global BMI Index (net dividends) | Average Annual Return, Percent			21.96%	10.50%	11.28%
ICE BofA 1-3 Year Global Government Index (hedged to USD)1 | Average Annual Return, Label [Optional Text]	[1]	ICE BofA 1-3 Year Global Government Index (hedged to USD)1
ICE BofA 1-3 Year Global Government Index (hedged to USD)1 | Average Annual Return, Percent			4.84%	2.23%	2.09%
Bloomberg U.S. TIPS Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. TIPS Index
Bloomberg U.S. TIPS Index | Average Annual Return, Percent			7.01%	1.12%	3.09%
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Label [Optional Text]		Bloomberg Global Aggregate Bond Index (hedged to USD)
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Percent			4.86%	0.34%	2.39%
Institutional Class | Average Annual Return, Label [Optional Text]		Return Before Taxes
Institutional Class | Average Annual Return, Percent			19.64%	11.73%	11.81%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent			18.84%	10.90%	11.03%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent			12.03%	9.15%	9.57%
[1]

ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	19.23%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(22.39%)
Lowest Quarterly Return, Date	Mar. 31, 2020
DIMENSIONAL 2055 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of additional indexes with similar investment universes of the Portfolio, or certain portions of the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	2055 Target Date Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DIMENSIONAL 2055 TARGET DATE RETIREMENT INCOME FUND			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Global BMI Index (net dividends) | Average Annual Return, Label [Optional Text]		S&P Global BMI Index (net dividends)
S&P Global BMI Index (net dividends) | Average Annual Return, Percent			21.96%	10.50%	11.28%
ICE BofA 1-3 Year Global Government Index (hedged to USD)1 | Average Annual Return, Label [Optional Text]	[1]	ICE BofA 1-3 Year Global Government Index (hedged to USD)1
ICE BofA 1-3 Year Global Government Index (hedged to USD)1 | Average Annual Return, Percent			4.84%	2.23%	2.09%
Bloomberg U.S. TIPS Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. TIPS Index
Bloomberg U.S. TIPS Index | Average Annual Return, Percent			7.01%	1.12%	3.09%
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Label [Optional Text]		Bloomberg Global Aggregate Bond Index (hedged to USD)
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Percent			4.86%	0.34%	2.39%
Institutional Class | Average Annual Return, Label [Optional Text]		Return Before Taxes
Institutional Class | Average Annual Return, Percent			20.21%	11.84%	11.87%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent			19.59%	11.09%	11.17%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent			12.29%	9.26%	9.65%
[1]

ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DIMENSIONAL 2055 TARGET DATE RETIREMENT INCOME FUND | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	19.39%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(22.31%)
Lowest Quarterly Return, Date	Mar. 31, 2020
DIMENSIONAL 2060 TARGET DATE RETIREMENT INCOME FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of additional indexes with similar investment universes of the Portfolio, or certain portions of the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	2060 Target Date Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DIMENSIONAL 2060 TARGET DATE RETIREMENT INCOME FUND			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Global BMI Index (net dividends) | Average Annual Return, Label [Optional Text]		S&P Global BMI Index (net dividends)
S&P Global BMI Index (net dividends) | Average Annual Return, Percent			21.96%	10.50%	11.28%
ICE BofA 1-3 Year Global Government Index (hedged to USD)1 | Average Annual Return, Label [Optional Text]	[1]	ICE BofA 1-3 Year Global Government Index (hedged to USD)1
ICE BofA 1-3 Year Global Government Index (hedged to USD)1 | Average Annual Return, Percent			4.84%	2.23%	2.09%
Bloomberg U.S. TIPS Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. TIPS Index
Bloomberg U.S. TIPS Index | Average Annual Return, Percent			7.01%	1.12%	3.09%
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Label [Optional Text]		Bloomberg Global Aggregate Bond Index (hedged to USD)
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Percent			4.86%	0.34%	2.39%
Institutional Class | Average Annual Return, Label [Optional Text]		Return Before Taxes
Institutional Class | Average Annual Return, Percent			20.28%	11.85%	11.87%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent			19.66%	11.09%	11.19%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent			12.34%	9.26%	9.67%
[1]

ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DIMENSIONAL 2060 TARGET DATE RETIREMENT INCOME FUND | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	19.33%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(22.36%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Dimensional 2065 Target Date Retirement Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of additional indexes with similar investment universes of the Portfolio, or certain portions of the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	2065 Target Date Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Dimensional 2065 Target Date Retirement Income Fund			12 Months Ended	60 Months Ended	72 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Global BMI Index (net dividends) | Average Annual Return, Label [Optional Text]		S&P Global BMI Index (net dividends)
S&P Global BMI Index (net dividends) | Average Annual Return, Percent			21.96%	10.50%	11.30%	[1]
S&P Global BMI Index (net dividends) | Performance Inception Date					Jan. 02, 2020
ICE BofA 1-3 Year Global Government Index (hedged to USD)2 | Average Annual Return, Label [Optional Text]	[2]	ICE BofA 1-3 Year Global Government Index (hedged to USD)2
ICE BofA 1-3 Year Global Government Index (hedged to USD)2 | Average Annual Return, Percent			4.84%	2.23%	2.23%	[1]
ICE BofA 1-3 Year Global Government Index (hedged to USD)2 | Performance Inception Date					Jan. 02, 2020
Bloomberg U.S. TIPS Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. TIPS Index
Bloomberg U.S. TIPS Index | Average Annual Return, Percent			7.01%	1.12%	2.63%	[1]
Bloomberg U.S. TIPS Index | Performance Inception Date					Jan. 02, 2020
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Label [Optional Text]		Bloomberg Global Aggregate Bond Index (hedged to USD)
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Percent			4.86%	0.34%	1.17%	[1]
Bloomberg Global Aggregate Bond Index (hedged to USD) | Performance Inception Date					Jan. 02, 2020
Institutional Class | Average Annual Return, Label [Optional Text]		Return Before Taxes
Institutional Class | Average Annual Return, Percent			20.19%	11.85%	12.07%	[1]
Institutional Class | Performance Inception Date					Jan. 02, 2020
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent			19.50%	11.29%	11.44%	[1]
Institutional Class | After Taxes on Distributions | Performance Inception Date					Jan. 02, 2020
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent			12.24%	9.31%	9.54%	[1]
Institutional Class | After Taxes on Distributions and Sales | Performance Inception Date					Jan. 02, 2020
[1]	Since inception January 2, 2020.
[2]

ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
Dimensional 2065 Target Date Retirement Income Fund | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	10.41%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(14.04%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Dimensional 2070 Target Date Retirement Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance information is not available for the Portfolio because it has not yet completed a full calendar year of operations. Updated performance information for the Portfolio can be obtained in the future by visiting https://www.dimensional.com/us-en/funds.

Performance One Year or Less [Text]	Performance information is not available for the Portfolio because it has not yet completed a full calendar year of operations.
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds

[1]

As of December 31, 2025, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

[2]

As of December 31, 2025, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

[3]

As of December 31, 2025, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

[4]

As of December 31, 2025, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

[5]

As of December 31, 2025, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

[6]

As of December 31, 2025, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

[7]

As of December 31, 2025, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

[8]

As of December 31, 2025, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

[9]

As of December 31, 2025, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

[10]

As of December 31, 2025, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

[11]

As of December 31, 2025, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

[12]

As of December 31, 2025, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

[13]

The Institutional Class shares of the Portfolio would have substantially similar annual returns as the Class L10 shares because the shares are invested in the same portfolio securities. Returns for the Class L10 shares and Institutional Class shares will differ to the extent that the classes will have different expenses, and returns for the Class L10 shares would be expected to be lower than the returns of the Institutional Class shares to the extent that the Class L10 shares have higher expenses than the Institutional Class shares.